UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07762

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Suzan J. Afifi First Eagle Funds 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended January 31, 2017, is filed herewith.

FIRST EAGLE

Global Fund

Consolidated Schedule of Investments • Period Ended January 31, 2017 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 72.36%

International Common Stocks — 38.36%

Africa 0.07%
413,501	Randgold Resources Limited, ADR	$24,650,966	$35,122,775

Australia 0.87%
27,660,364	Newcrest Mining Limited	382,007,728	451,648,297

Belgium 0.46%
2,788,865	Groupe Bruxelles Lambert SA	234,732,253	237,203,527

Bermuda 0.81%
6,516,471	Jardine Matheson Holdings Limited	333,620,326	402,196,590
520,800	Jardine Strategic Holdings Limited	15,162,023	19,826,856
		348,782,349	422,023,446
Brazil 0.28%
17,112,500	Cielo SA	151,625,642	143,857,740

Canada 3.70%
20,378,638	Barrick Gold Corporation	242,892,480	375,782,085
6,554,822	Agnico-Eagle Mines Limited	201,782,165	312,666,898
16,614,544	Potash Corporation of Saskatchewan, Inc.	457,940,512	309,030,518
14,579,998	Goldcorp, Inc.	339,599,943	235,758,568
3,490,459	Franco-Nevada Corporation	148,910,524	227,037,425
12,398,563	Cenovus Energy, Inc.	325,356,970	168,992,414
3,570,888	Suncor Energy, Inc.	89,457,482	110,755,842
3,032,903	Imperial Oil Limited	94,197,038	99,709,964
2,616,276	Canadian Natural Resources Limited	73,217,605	79,096,483
		1,973,354,719	1,918,830,197
Curacao 0.53%
3,305,420	Schlumberger Limited	258,742,670	276,696,708

Denmark 0.21%
2,987,524	ISS A/S	94,568,138	106,126,505

France 5.65%
7,836,484	Danone SA	525,476,283	490,565,396
10,213,175	Bouygues SA	356,808,752	371,050,412
7,208,725	Cie de Saint-Gobain	311,259,631	354,072,669
4,014,366	Sanofi	309,476,282	322,802,946
11,307,383	Carrefour SA	413,289,236	276,534,117
2,173,169	Sodexo SA	56,283,339	240,106,490
11,789,132	Rexel SA	172,974,551	204,958,111

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 38.36% — (continued)

France 5.65% — (continued)
4,004,068	Total SA	$192,037,212	$201,682,738
851,019	Wendel SA	19,376,060	100,594,891
404,478	LVMH Moet Hennessy Louis Vuitton SE	59,813,051	81,475,887
1,401,821	Legrand SA	47,735,246	81,383,415
157,260	Robertet SA	20,623,058	62,175,381
1,867,732	Neopost SA (a)	166,306,200	61,676,055
12,000,000	Emin Leydier SA (a)(b)(c)(d)(e)(f)	—	45,986,690
42,252	Robertet SA CI (c)(g)	800,508	11,693,526
385,000	Sabeton SA (a)	4,841,233	7,896,541
104,457	Gaumont SA	6,087,824	6,371,014
66,717	NSC Groupe (a)	11,738,587	5,447,667
		2,674,927,053	2,926,473,946
Germany 1.93%
7,370,211	HeidelbergCement AG	405,005,582	709,210,409
938,751	Linde AG	126,181,611	152,463,244
1,339,934	Hornbach Holding AG & Company KGaA (a)	41,310,978	90,982,235
762,520	Fraport AG	24,475,508	45,486,725
29,871	Hornbach Baumarkt AG	560,239	921,906
		597,533,918	999,064,519
Hong Kong 1.07%
125,232,969	Hang Lung Properties Limited	293,629,183	308,207,571
12,693,580	Guoco Group Limited	115,086,260	143,035,220
23,163,348	Hysan Development Company Limited	104,471,981	105,565,711
		513,187,424	556,808,502
Ireland 0.32%
4,704,407	CRH PLC	78,654,390	163,932,498

Israel 0.11%
12,448,757	Israel Chemicals Limited	122,246,849	57,132,415

Italy 0.11%
1,194,634	Italmobiliare S.p.A. (a)	147,127,183	59,231,655

Japan 12.99%
4,599,600	Fanuc Corporation	503,468,534	902,932,725
31,838,200	KDDI Corporation	370,490,177	854,395,058
9,186,430	Secom Company Limited	405,509,768	664,390,996
17,037,000	Sompo Holdings, Inc.	474,055,672	618,347,586
30,826,080	Mitsubishi Estate Company Limited	557,670,697	590,394,101
2,129,156	SMC Corporation	265,808,258	582,873,191
1,347,380	Keyence Corporation	140,828,797	523,510,412
11,414,440	Hoya Corporation	260,204,655	497,581,026
10,034,420	MS&AD Insurance Group Holdings, Inc.	216,838,082	337,265,290
2,442,300	Hirose Electric Company Limited (a)	245,404,954	318,400,992
1,892,590	Shimano, Inc.	23,499,497	298,530,050
15,895,900	Astellas Pharma, Inc.	117,606,337	213,076,297

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 38.36% — (continued)

Japan 12.99% — (continued)
2,006,030	Nissin Foods Holdings Company Limited	$70,165,113	$105,889,105
3,485,880	Chofu Seisakusho Company Limited (a)	63,365,955	79,621,685
4,666,200	T. Hasegawa Company Limited (a)	71,451,827	79,512,610
1,584,200	NTT DoCoMo, Inc.	37,870,795	37,973,938
1,036,100	Komatsu Limited	18,231,597	24,721,047
		3,842,470,715	6,729,416,109
Mexico 1.70%
17,765,033	Grupo Televisa S.A.B., ADR	356,198,593	397,936,739
18,230,274	Fresnillo PLC	243,897,991	333,226,254
6,401,020	Industrias Peñoles S.A.B. de C.V.	7,339,323	151,342,600
		607,435,907	882,505,593
Norway 0.04%
2,000,066	Orkla ASA	13,269,921	18,647,447

Russia 0.06%
6,566,303	Gazprom PJSC, ADR	43,283,910	32,470,368

South Korea 1.19%
3,222,822	KT&G Corporation	172,382,549	278,714,062
7,042,199	Kia Motors Corporation	333,006,117	220,580,022
519,000	Lotte Confectionery Company Limited	21,157,499	91,107,478
39,989	Namyang Dairy Products Company Limited (a)	7,325,466	25,085,604
		533,871,631	615,487,166
Sweden 0.71%
5,939,940	Investor AB, Class ‘A’	116,378,542	231,972,140
3,394,798	Investor AB, Class ‘B’	63,888,333	135,410,024
		180,266,875	367,382,164
Switzerland 1.48%
5,963,365	Nestlé SA	208,278,355	435,704,401
4,327,670	Pargesa Holding SA	272,881,781	287,111,854
550,340	Cie Financiere Richemont SA	33,677,058	42,656,842
		514,837,194	765,473,097
Thailand 0.50%
51,812,900	Bangkok Bank PCL, NVDR	214,262,826	256,783,614
36,500	Bangkok Bank PCL	154,243	188,150
		214,417,069	256,971,764
United Kingdom 3.57%
9,449,807	Liberty Global PLC, Series ‘C’ (b)	311,735,989	331,971,720
4,778,582	British American Tobacco PLC	257,800,241	294,531,131
7,383,566	Berkeley Group Holdings PLC (a)	96,480,082	260,078,585
7,622,179	TechnipFMC PLC (b)	273,560,004	256,257,658
1,985,123	Willis Towers Watson PLC	158,261,037	248,398,441
12,196,447	GlaxoSmithKline PLC	243,907,854	234,442,901

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 38.36% — (continued)

United Kingdom 3.57% — (continued)
8,034,220	Diageo PLC	$217,243,860	$222,708,696
		1,558,989,067	1,848,389,132
Total International Common Stocks		15,110,983,571	19,870,895,570

U.S. Common Stocks — 34.00%

Consumer Discretionary 4.35%
14,528,696	Comcast Corporation, Class ‘A’	245,512,107	1,095,754,253
8,915,482	Omnicom Group, Inc.	382,904,586	763,611,033
2,715,849	Tiffany & Company	163,749,956	213,791,633
3,252,457	Vista Outdoor, Inc. (a)(b)	60,840,739	93,703,286
3,992,318	H&R Block, Inc.	67,554,206	85,675,144
2,485	JG Boswell Company	573,840	1,546,913
31,592	Mills Music Trust (a)	930,199	682,387
		922,065,633	2,254,764,649
Consumer Staples 0.41%
3,258,980	Colgate-Palmolive Company	125,309,063	210,464,928

Energy 2.45%
17,895,308	National Oilwell Varco, Inc.	852,431,598	676,621,596
5,864,214	ConocoPhillips	207,807,820	285,939,075
4,571,058	Devon Energy Corporation	240,376,057	208,165,981
867,954	Phillips 66	68,629,773	70,842,405
3,908,035	San Juan Basin Royalty Trust (a)	138,744,050	29,427,504
		1,507,989,298	1,270,996,561
Financials 9.90%
11,313,401	American Express Company	633,566,347	864,117,568
23,709,923	Weyerhaeuser Company, REIT	483,947,523	742,831,888
14,856,080	Bank of New York Mellon Corporation	363,841,850	664,512,458
10,500,485	BB&T Corporation	271,359,274	485,017,402
11,559,557	Synchrony Financial	335,221,813	414,063,332
7,819,459	U.S. Bancorp	192,949,644	411,694,516
5,950,232	American International Group, Inc.	312,971,301	382,361,908
4,386,051	WR Berkley Corporation	117,583,057	294,786,488
1,088	Berkshire Hathaway, Inc., Class ‘A’ (b)	78,430,920	267,626,621
418,350	Alleghany Corporation (b)	173,611,138	255,850,310
4,889,353	Brown & Brown, Inc.	152,411,545	205,988,442
1,964,386	Cincinnati Financial Corporation	46,752,733	138,646,364
		3,162,647,145	5,127,497,297
Health Care 1.13%
1,980,790	Anthem, Inc.	167,592,499	305,318,971
3,140,634	Varian Medical Systems, Inc. (b)	215,574,657	243,870,230
1,256,253	Varex Imaging Corporation (b)	27,620,071	36,117,291
		410,787,227	585,306,492

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 34.00% — (continued)

Industrials 5.70%
3,015,674	3M Company	$262,447,187	$527,200,129
4,423,114	Deere & Company	357,858,692	473,494,354
4,056,411	Union Pacific Corporation	332,054,346	432,332,284
8,414,508	Flowserve Corporation (a)	398,851,750	413,657,213
3,172,002	Cintas Corporation	79,919,224	368,301,152
3,694,106	Orbital ATK, Inc. (a)	187,772,271	321,202,517
1,378,153	Cummins, Inc.	122,205,129	202,602,272
5,851,664	NOW, Inc. (a)(b)	178,684,330	124,406,377
1,927,403	Timken Company	66,220,399	85,576,693
37,100	CH Robinson Worldwide, Inc.	2,696,268	2,821,826
		1,988,709,596	2,951,594,817
Information Technology 8.75%
27,002,083	Oracle Corporation	856,422,677	1,083,053,549
16,419,091	Microsoft Corporation	402,143,883	1,061,494,233
9,803,351	Linear Technology Corporation	294,903,483	618,885,549
8,166,351	Xilinx, Inc.	329,367,112	475,281,628
12,190,179	Teradata Corporation (a)(b)	444,225,494	357,903,655
2,530,508	Texas Instruments, Inc.	119,204,422	191,154,574
1,088,460	F5 Networks, Inc. (b)	97,135,264	145,886,294
1,222,123	Mastercard, Inc., Class ‘A’	24,535,794	129,948,339
163,012	Alphabet, Inc., Class ‘C’ (b)	39,031,290	129,886,332
1,517,758	Visa, Inc., Class ‘A’	27,354,307	125,533,764
134,718	Alphabet, Inc., Class ‘A’ (b)	75,360,378	110,494,356
1,027,905	Automatic Data Processing, Inc.	31,952,626	103,808,126
		2,741,636,730	4,533,330,399
Materials 0.88%
2,601,194	Scotts Miracle-Gro Company, Class ‘A’	110,422,131	239,231,812
1,061,412	Praxair, Inc.	109,485,246	125,713,637
1,260,596	Royal Gold, Inc.	75,321,954	90,977,214
		295,229,331	455,922,663
Utilities 0.43%
4,874,044	UGI Corporation	161,805,549	226,009,420
Total U.S. Common Stocks		11,316,179,572	17,615,887,226
Total Common Stocks		26,427,163,143	37,486,782,796

Investment Company — 0.00*%
111,892	State Street Institutional U.S. Government Money Market Fund, Premier Class	111,892	111,892

OUNCES

Commodity — 6.29%
2,688,447	Gold bullion (b)	2,770,072,512	3,258,962,208

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

PRINCIPAL	DESCRIPTION	COST	VALUE

Notes and Bonds — 1.80%

U.S. Bonds 0.49%

Government Obligation 0.48%
$250,000,000	U.S. Treasury Note 0.75% due 03/15/17	$249,971,100	$250,086,500

U.S. Corporate Bond 0.01%
5,467,000	Bausch & Lomb, Inc. 7.125% due 08/01/28	4,878,583	5,050,141
Total U.S. Bonds		254,849,683	255,136,641

International Notes and Bonds — 1.31%

International Corporate Notes and Bonds — 0.07%

France 0.07%
6,000,000 EUR	Emin Leydier SA FRN 7.779% due 11/30/20 (c)(e)(f)(h)	7,238,074	6,476,999
15,000,000 EUR	Emin Leydier SA FRN 7.815% due 11/30/20 (c)(e)(f)(h)	21,341,293	16,192,496
12,050,000 EUR	Wendel SA 4.375% due 08/09/17	15,787,106	13,296,099
Total International Corporate Notes and Bonds		44,366,473	35,965,594

International Government Bonds — 1.24%

Indonesia 0.05%
345,617,000,000 IDR	Indonesia Treasury Bond 8.25% due 07/15/21	26,410,791	26,634,705

Mexico 0.46%
2,559,090,000 MXN	Mexican Bonos 4.75% due 06/14/18	161,052,461	119,680,638
764,192,000 MXN	Mexican Bonos 5.00% due 12/11/19	56,106,465	34,882,973
1,813,760,000 MXN	Mexican Bonos 6.50% due 06/10/21	97,612,419	85,050,110
		314,771,345	239,613,721
Poland 0.09%
187,038,000 PLN	Poland Government Bond 3.25% due 07/25/19	48,406,795	47,778,828

Singapore 0.59%
154,398,000 SGD	Singapore Government Bond 0.50% due 04/01/18	117,466,420	108,873,405
150,966,000 SGD	Singapore Government Bond 2.375% due 04/01/17	121,765,328	107,385,259
119,604,000 SGD	Singapore Government Bond 3.25% due 09/01/20	91,816,498	89,829,236
		331,048,246	306,087,900
South Korea 0.05%
26,558,070,000 KRW	Inflation Linked Korea Treasury Bond 2.75% due 03/10/17 (i)	25,364,399	22,915,380

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

PRINCIPAL	DESCRIPTION	COST	VALUE

Total International Government Bonds		$746,001,576	$643,030,534
Total International Notes and Bonds		790,368,049	678,996,128
Total Notes and Bonds		1,045,217,732	934,132,769

Commercial Paper — 19.29%

International Commercial Paper — 6.81%

Australia 0.21%
30,000,000 USD	Telstra Corporation Limited 0.91% due 02/21/17	29,985,000	29,984,565
35,713,000 USD	Telstra Corporation Limited 0.91% due 02/22/17	35,694,251	35,693,729
10,991,000 USD	Telstra Corporation Limited 1.00% due 04/18/17	10,967,797	10,966,504
33,922,000 USD	Telstra Corporation Limited 1.02% due 04/26/17	33,841,265	33,834,698

Canada 1.37%
52,944,000 USD	PSP Capital, Inc. 0.98% due 04/13/17	52,843,759	52,861,196
31,969,000 USD	Suncor Energy, Inc. 1.08% due 03/07/17	31,936,392	31,936,427
52,888,000 USD	Total Capital Limited 0.72% due 02/15/17	52,873,397	52,870,877
48,992,000 USD	Total Capital Limited 0.74% due 02/15/17	48,978,092	48,976,139
28,120,000 USD	Total Capital Limited 0.74% due 02/17/17	28,110,877	28,109,218
53,021,000 USD	Total Capital Limited 0.87% due 03/20/17	52,961,469	52,955,961
61,196,000 USD	Total Capital Limited 0.93% due 04/03/17	61,100,602	61,095,665
46,439,000 USD	Total Capital Limited 0.93% due 04/10/17	46,358,299	46,350,526
32,708,000 USD	Total Capital Limited 0.94% due 03/20/17	32,668,714	32,667,878
65,416,000 USD	Total Capital Limited 0.94% due 03/21/17	65,335,757	65,333,907
71,959,000 USD	Total Capital Limited 0.95% due 04/10/17	71,832,592	71,821,906
44,911,000 USD	Total Capital Limited 0.95% due 04/11/17	44,830,946	44,823,673
54,930,000 USD	Total Capital Limited 0.95% due 04/12/17	54,830,668	54,821,015
64,367,000 USD	Total Capital Limited 0.95% due 04/19/17	64,238,963	64,220,844

France 0.91%
9,163,000 USD	Engie 0.81% due 02/13/17	9,160,557	9,160,766
32,708,000 USD	Engie 0.82% due 03/10/17	32,680,771	32,683,729

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 6.81% — (continued)

France 0.91% — (continued)
16,967,000 USD	Engie 0.83% due 02/13/17	$16,962,362	$16,962,864
39,565,000 USD	Engie 0.84% due 03/06/17	39,534,898	39,538,955
34,506,000 USD	Engie 0.86% due 02/06/17	34,501,926	34,502,153
42,262,000 USD	Engie 0.89% due 03/17/17	42,216,545	42,224,228
18,402,000 USD	Engie 0.89% due 04/04/17	18,374,111	18,377,042
33,597,000 USD	Engie 0.90% due 04/12/17	33,538,858	33,539,486
33,720,000 USD	Engie 0.94% due 02/14/17	33,708,797	33,711,135
23,143,000 USD	Essilor International 0.71% due 03/13/17	23,125,000	23,124,339
21,489,000 USD	Essilor International 0.83% due 04/11/17	21,455,226	21,455,573
39,585,000 USD	Essilor International 0.86% due 04/13/17	39,518,640	39,520,714
59,272,000 USD	Essilor International 0.86% due 04/17/17	59,167,040	59,167,392
12,669,000 USD	Essilor International 0.97% due 03/17/17	12,654,290	12,657,677
53,003,000 USD	Électricité de France SA 1.20% due 04/06/17	52,889,927	52,896,486

Germany 0.19%
27,806,000 USD	Henkel Corporation 0.76% due 03/10/17	27,784,566	27,785,366
36,242,000 USD	Henkel Corporation 0.77% due 04/04/17	36,194,563	36,193,925
32,791,000 USD	Siemens Company 0.83% due 03/30/17	32,748,427	32,753,649

Japan 1.10%
36,076,000 USD	Honda Corporation 0.71% due 02/21/17	36,061,970	36,062,321
37,953,000 USD	Honda Corporation 0.76% due 03/16/17	37,919,000	37,921,967
88,845,000 USD	Honda Corporation 0.86% due 03/22/17	88,742,211	88,760,227
46,783,000 USD	Honda Corporation 0.86% due 04/06/17	46,712,306	46,720,746
52,732,000 USD	Honda Corporation 0.86% due 04/13/17	52,643,601	52,651,847
73,914,000 USD	Honda Corporation 0.91% due 04/18/17	73,773,563	73,791,161
48,275,000 USD	Honda Corporation 0.91% due 04/19/17	48,182,071	48,193,415

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 6.81% — (continued)

Japan 1.10% — (continued)
35,766,000 USD	Honda Corporation 0.94% due 04/25/17	$35,690,136	$35,699,237
35,766,000 USD	Honda Corporation 0.94% due 04/26/17	35,689,222	35,698,189
38,228,000 USD	Mitsubishi Company 0.73% due 02/23/17	38,211,180	38,210,269
38,228,000 USD	Mitsubishi Company 0.78% due 03/24/17	38,186,300	38,184,709
37,889,000 USD	Mitsubishi Company 0.89% due 03/22/17	37,843,618	37,847,954

Switzerland 2.23%
74,747,000 USD	Nestlé SA 0.52% due 02/21/17	74,725,822	74,720,620
28,078,000 USD	Nestlé SA 0.54% due 02/08/17	28,075,106	28,074,456
34,993,000 USD	Nestlé SA 0.54% due 02/16/17	34,985,272	34,983,808
34,993,000 USD	Nestlé SA 0.54% due 02/17/17	34,984,757	34,983,184
32,651,000 USD	Nestlé SA 0.54% due 02/24/17	32,639,944	32,637,657
36,597,000 USD	Nestlé SA 0.56% due 02/09/17	36,592,527	36,591,776
75,000,000 USD	Nestlé SA 0.57% due 03/01/17	74,967,333	74,962,119
42,679,000 USD	Nestlé SA 0.58% due 03/08/17	42,655,349	42,651,387
37,673,000 USD	Nestlé SA 0.60% due 02/06/17	37,669,913	37,669,471
54,616,000 USD	Nestlé SA 0.65% due 03/06/17	54,583,959	54,582,936
31,673,000 USD	Nestlé SA 0.65% due 03/20/17	31,646,536	31,644,241
40,276,000 USD	Nestlé SA 0.68% due 03/09/17	40,249,015	40,249,093
37,953,000 USD	Nestlé SA 0.71% due 03/09/17	37,926,433	37,927,645
35,155,000 USD	Nestlé SA 0.74% due 04/12/17	35,105,100	35,103,277
36,327,000 USD	Nestlé SA 0.78% due 03/20/17	36,290,481	36,294,015
35,121,000 USD	Nestlé SA 0.78% due 03/29/17	35,078,933	35,081,741
35,121,000 USD	Nestlé SA 0.78% due 03/31/17	35,077,430	35,080,018
23,061,000 USD	Nestlé SA 0.79% due 03/16/17	23,039,515	23,042,144

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 6.81% — (continued)

Switzerland 2.23% — (continued)
70,243,000 USD	Nestlé SA 0.89% due 04/17/17	$70,114,221	$70,130,299
37,953,000 USD	Novartis International AG 0.70% due 02/01/17	37,953,000	37,952,331
61,318,000 USD	Roche Holdings, Inc. 0.50% due 02/14/17	61,307,150	61,302,596
15,241,000 USD	Roche Holdings, Inc. 0.50% due 02/16/17	15,237,888	15,236,611
31,905,000 USD	Roche Holdings, Inc. 0.51% due 02/01/17	31,905,000	31,904,437
36,076,000 USD	Roche Holdings, Inc. 0.51% due 02/02/17	36,075,499	36,074,725
57,571,000 USD	Roche Holdings, Inc. 0.51% due 02/03/17	57,569,401	57,567,949
17,549,000 USD	Roche Holdings, Inc. 0.51% due 02/06/17	17,547,781	17,547,131
18,205,000 USD	Roche Holdings, Inc. 0.51% due 02/21/17	18,199,943	18,198,076
33,732,000 USD	Roche Holdings, Inc. 0.51% due 02/22/17	33,722,162	33,718,539
50,882,000 USD	Roche Holdings, Inc. 0.68% due 04/07/17	50,820,447	50,812,410

United Kingdom 0.80%
22,570,000 USD	AstraZeneca PLC 1.13% due 04/05/17	22,525,368	22,539,345
33,732,000 USD	GlaxoSmithKline PLC 0.86% due 03/09/17	33,703,328	33,707,662
33,732,000 USD	GlaxoSmithKline PLC 0.86% due 03/10/17	33,702,531	33,706,969
116,833,000 USD	GlaxoSmithKline PLC 0.88% due 03/14/17	116,717,238	116,736,224
23,061,000 USD	GlaxoSmithKline PLC 0.88% due 03/17/17	23,036,478	23,040,389
84,524,000 USD	GlaxoSmithKline PLC 0.97% due 03/21/17	84,416,936	84,440,937
42,262,000 USD	GlaxoSmithKline PLC 0.97% due 03/23/17	42,206,238	42,218,594
61,196,000 USD	GlaxoSmithKline PLC 0.97% due 04/04/17	61,095,877	61,114,823
Total International Commercial Paper		3,529,410,433	3,529,551,884

U.S. Commercial Paper — 12.48%
$32,651,000	American Express Company 0.97% due 02/27/17	32,628,598	32,628,055
32,651,000	American Express Company 0.97% due 02/28/17	32,627,736	32,627,179
32,651,000	American Express Company 0.97% due 03/01/17	32,626,875	32,626,302
43,740,000	American Express Company 0.99% due 02/03/17	43,737,643	43,736,661
82,872,000	American Express Company 1.07% due 03/02/17	82,800,569	82,807,084
64,018,000	American Express Company 1.07% due 03/07/17	63,953,306	63,958,997

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 12.48% — (continued)
$50,000,000	American Express Company 1.17% due 04/03/17	$49,900,875	$49,913,717
50,000,000	American Express Company 1.17% due 04/04/17	49,899,250	49,911,800
18,538,000	Anthem, Inc. 1.00% due 03/14/17	18,516,887	18,517,237
42,679,000	Apple, Inc. 0.65% due 02/06/17	42,675,206	42,674,049
50,000,000	Apple, Inc. 0.77% due 03/27/17	49,943,000	49,943,091
50,000,000	Apple, Inc. 0.77% due 03/28/17	49,941,944	49,941,978
82,391,000	Apple, Inc. 0.79% due 04/05/17	82,278,537	82,280,560
52,845,000	Apple, Inc. 0.80% due 04/21/17	52,753,387	52,754,576
30,598,000	Apple, Inc. 0.81% due 04/07/17	30,553,803	30,555,591
70,309,000	Apple, Inc. 0.83% due 04/11/17	70,198,498	70,205,099
49,696,000	Apple, Inc. 0.84% due 04/20/17	49,606,630	49,612,137
38,245,000	Apple, Inc. 0.85% due 04/03/17	38,190,565	38,195,469
40,653,000	Apple, Inc. 0.85% due 04/17/17	40,581,857	40,587,260
34,506,000	Campbell Soup Company 0.66% due 02/02/17	34,505,377	34,504,133
21,163,000	Campbell Soup Company 0.86% due 04/05/17	21,131,520	21,122,254
34,402,000	Chevron Corporation 0.57% due 02/02/17	34,401,465	34,400,922
50,000,000	Chevron Corporation 0.61% due 02/13/17	49,990,000	49,989,473
42,679,000	Chevron Corporation 0.61% due 02/17/17	42,667,619	42,667,109
76,761,000	Chevron Corporation 0.66% due 02/16/17	76,740,211	76,740,906
37,373,000	Chevron Corporation 0.66% due 02/17/17	37,362,203	37,362,588
28,120,000	Chevron Corporation 0.66% due 02/22/17	28,109,338	28,109,706
42,679,000	Chevron Corporation 0.71% due 03/07/17	42,650,784	42,653,440
79,391,000	Chevron Corporation 0.71% due 03/08/17	79,336,970	79,342,016
67,753,000	Chevron Corporation 0.81% due 03/10/17	67,697,292	67,708,803
93,100,000	Chevron Corporation 0.81% due 03/16/17	93,011,038	93,029,224
14,700,000	Chevron Corporation 0.81% due 03/17/17	14,685,627	14,688,552
55,206,000	Coca-Cola Company 0.67% due 02/09/17	55,197,903	55,197,678
105,428,000	Coca-Cola Company 0.67% due 02/10/17	105,410,604	105,410,311
100,000,000	Coca-Cola Company 0.74% due 02/14/17	99,973,639	99,976,317
45,169,000	Coca-Cola Company 0.75% due 03/07/17	45,137,432	45,141,202
65,000,000	Coca-Cola Company 0.75% due 03/13/17	64,946,556	64,952,844
27,573,000	Coca-Cola Company 0.78% due 03/17/17	27,547,051	27,550,942
55,207,000	Coca-Cola Company 0.79% due 04/07/17	55,129,250	55,135,139
54,214,000	Coca-Cola Company 0.81% due 03/02/17	54,179,062	54,185,538
52,328,000	Coca-Cola Company 0.84% due 03/24/17	52,266,471	52,277,887
32,902,000	Coca-Cola Company 0.85% due 05/16/17	32,822,158	32,823,309
55,357,000	Coca-Cola Company 0.86% due 05/11/17	55,227,603	55,232,447
19,310,000	Coca-Cola Company 0.87% due 05/12/17	19,263,871	19,266,010
83,458,000	Danaher Corporation 0.72% due 02/01/17	83,458,000	83,456,459
21,673,000	Danaher Corporation 0.72% due 02/06/17	21,670,863	21,670,583
42,099,000	Danaher Corporation 0.78% due 03/03/17	42,071,986	42,073,914
50,000,000	Danaher Corporation 0.84% due 03/01/17	49,967,722	49,972,248
21,460,000	Danaher Corporation 0.85% due 03/22/17	21,435,464	21,438,451
30,569,000	Danaher Corporation 0.85% due 04/20/17	30,513,365	30,511,712
50,000,000	Danaher Corporation 0.86% due 03/03/17	49,964,583	49,970,206
75,000,000	Danaher Corporation 0.86% due 03/06/17	74,941,563	74,950,629
34,134,000	Danaher Corporation 0.86% due 03/08/17	34,105,792	34,110,106

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 12.48% — (continued)
$50,000,000	Danaher Corporation 0.86% due 03/23/17	$49,940,972	$49,948,646
16,066,000	Danaher Corporation 0.91% due 03/29/17	16,043,508	16,047,303
46,627,000	Estee Lauder Companies, Inc. 0.74% due 02/13/17	46,615,654	46,615,635
44,900,000	Estee Lauder Companies, Inc. 0.74% due 02/21/17	44,881,791	44,882,137
51,603,000	Exxon Mobil Corporation 0.50% due 02/08/17	51,598,083	51,596,406
38,888,000	Exxon Mobil Corporation 0.54% due 02/01/17	38,888,000	38,887,392
35,098,000	Exxon Mobil Corporation 0.56% due 02/13/17	35,091,565	35,090,611
39,166,000	Exxon Mobil Corporation 0.59% due 02/03/17	39,164,738	39,164,153
39,166,000	Exxon Mobil Corporation 0.64% due 02/13/17	39,157,775	39,157,754
80,220,000	Exxon Mobil Corporation 0.66% due 03/16/17	80,157,718	80,159,015
55,207,000	Exxon Mobil Corporation 0.67% due 04/07/17	55,141,212	55,142,426
36,904,000	Exxon Mobil Corporation 0.68% due 04/18/17	36,851,801	36,853,088
36,904,000	Exxon Mobil Corporation 0.71% due 04/27/17	36,843,006	36,846,608
31,673,000	Exxon Mobil Corporation 0.74% due 03/09/17	31,649,879	31,652,882
35,230,000	Exxon Mobil Corporation 0.75% due 05/03/17	35,164,100	35,170,759
22,143,000	General Mills, Inc. 0.87% due 02/10/17	22,138,239	22,137,138
32,359,000	McDonald’s Corporation 0.86% due 02/02/17	32,358,236	32,357,249
33,732,000	McDonald’s Corporation 0.91% due 02/03/17	33,730,313	33,729,259
19,310,000	McDonald’s Corporation 0.94% due 03/03/17	19,295,035	19,293,189
54,617,000	McKesson Corporation 1.15% due 04/06/17	54,505,338	54,507,243
67,843,000	McKesson Corporation 1.15% due 04/21/17	67,671,790	67,664,648
25,524,000	MetLife 0.71% due 02/03/17	25,523,007	25,522,628
38,524,000	MetLife 0.73% due 02/17/17	38,511,672	38,510,774
81,757,000	MetLife 0.76% due 02/10/17	81,741,671	81,741,353
44,013,000	MetLife 0.85% due 02/13/17	44,000,676	44,001,747
37,953,000	MetLife 0.87% due 03/17/17	37,913,107	37,914,098
33,717,000	MetLife 0.89% due 04/18/17	33,654,361	33,648,128
63,477,000	MetLife 0.95% due 03/03/17	63,427,805	63,434,747
40,680,000	MetLife 0.95% due 05/01/17	40,586,470	40,576,266
67,194,000	MetLife 0.97% due 03/21/17	67,108,888	67,117,815
28,445,000	MetLife 0.98% due 04/10/17	28,393,420	28,395,115
29,303,000	MetLife 0.98% due 04/11/17	29,249,083	29,250,580
15,920,000	Microsoft Corporation 0.62% due 02/02/17	15,919,730	15,919,448
11,031,000	Microsoft Corporation 0.72% due 02/08/17	11,029,477	11,029,453
73,194,000	Microsoft Corporation 0.73% due 02/08/17	73,183,753	73,183,737
29,872,000	Microsoft Corporation 0.73% due 02/09/17	29,867,220	29,867,280
74,179,000	Microsoft Corporation 0.74% due 02/07/17	74,169,975	74,169,913
34,732,000	Microsoft Corporation 0.74% due 02/15/17	34,722,140	34,722,738
42,679,000	National Grid USA 0.91% due 02/09/17	42,670,464	42,668,842
45,000,000	National Grid USA 1.00% due 03/01/17	44,965,000	44,962,481
44,702,000	National Grid USA 1.00% due 03/06/17	44,661,023	44,657,797
28,103,000	National Grid USA 1.15% due 04/10/17	28,041,954	28,042,026
50,000,000	Parker-Hannifin Corporation 0.88% due 03/08/17	49,957,708	49,965,000
25,000,000	Parker-Hannifin Corporation 0.88% due 03/09/17	24,978,250	24,981,963
26,985,000	PepsiCo, Inc. 0.56% due 02/07/17	26,982,526	26,981,694
26,878,000	PepsiCo, Inc. 0.69% due 04/03/17	26,847,031	26,844,347
50,000,000	PepsiCo, Inc. 0.71% due 03/03/17	49,970,833	49,971,541

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 12.48% — (continued)
$50,000,000	Pfizer, Inc. 0.76% due 03/09/17	$49,962,500	$49,967,368
100,000,000	Pfizer, Inc. 0.76% due 03/14/17	99,914,583	99,925,567
61,613,000	Pfizer, Inc. 0.80% due 02/06/17	61,606,240	61,606,849
100,000,000	Pfizer, Inc. 0.85% due 03/13/17	99,907,778	99,927,453
35,347,000	Pfizer, Inc. 0.89% due 04/13/17	35,285,653	35,295,393
27,589,000	Philip Morris International, Inc. 0.73% due 03/13/17	27,566,929	27,566,754
57,342,000	Philip Morris International, Inc. 0.75% due 03/03/17	57,306,639	57,307,830
38,971,000	Philip Morris International, Inc. 0.76% due 03/20/17	38,932,841	38,933,588
37,817,000	Philip Morris International, Inc. 0.77% due 03/23/17	37,777,082	37,778,159
37,817,000	Philip Morris International, Inc. 0.77% due 03/24/17	37,776,284	37,777,288
37,953,000	Philip Morris International, Inc. 0.83% due 02/16/17	37,940,033	37,941,564
36,804,000	Philip Morris International, Inc. 0.83% due 03/20/17	36,764,599	36,768,668
36,804,000	Philip Morris International, Inc. 0.83% due 03/23/17	36,762,084	36,766,199
56,929,000	Philip Morris International, Inc. 0.86% due 03/10/17	56,879,266	56,886,755
41,223,000	Qualcomm, Inc. 0.61% due 02/07/17	41,218,878	41,217,870
45,712,000	Qualcomm, Inc. 0.61% due 02/15/17	45,701,334	45,699,677
41,992,000	Qualcomm, Inc. 0.63% due 02/14/17	41,982,598	41,981,451
22,104,000	Qualcomm, Inc. 0.69% due 03/08/17	22,089,387	22,089,190
43,693,000	Qualcomm, Inc. 0.71% due 03/07/17	43,664,114	43,664,624
22,172,000	Qualcomm, Inc. 0.79% due 03/23/17	22,147,980	22,150,170
67,619,000	Qualcomm, Inc. 0.81% due 03/22/17	67,545,371	67,553,917
57,030,000	Qualcomm, Inc. 0.81% due 04/12/17	56,941,287	56,942,719
32,183,000	Qualcomm, Inc. 0.81% due 04/19/17	32,127,931	32,125,961
21,700,000	Rockwell Automation, Inc. 0.88% due 03/10/17	21,680,597	21,678,171
60,000,000	Rockwell Automation, Inc. 0.88% due 03/17/17	59,936,200	59,927,625
17,434,000	Schlumberger Investments SA 1.00% due 02/16/17	17,426,736	17,426,810
17,541,000	Schlumberger Investments SA 1.05% due 04/19/17	17,501,606	17,499,270
28,248,000	Schlumberger Investments SA 1.15% due 04/24/17	28,174,006	28,174,536
18,976,000	Schlumberger Investments SA 1.20% due 03/23/17	18,944,373	18,949,789
28,445,000	Schlumberger Investments SA 1.20% due 04/04/17	28,386,214	28,394,823
20,830,000	Schlumberger Investments SA 1.20% due 04/11/17	20,782,091	20,787,472
6,769,000	Unilever Capital Corporation 0.79% due 03/29/17	6,760,787	6,761,390
32,183,000	Unilever Capital Corporation 0.80% due 04/18/17	32,129,326	32,129,514
62,759,000	Unilever Capital Corporation 0.82% due 03/13/17	62,702,517	62,711,326
14,395,000	United Healthcare Company 0.93% due 03/01/17	14,384,700	14,384,111
21,673,000	United Parcel Service, Inc. 0.46% due 02/09/17	21,670,833	21,669,576
45,169,000	United Parcel Service, Inc. 0.47% due 03/02/17	45,152,262	45,144,157
38,228,000	United Parcel Service, Inc. 0.59% due 04/05/17	38,189,199	38,178,185
33,922,000	United Parcel Service, Inc. 0.59% due 04/21/17	33,878,825	33,862,674
35,347,000	United Parcel Service, Inc. 0.68% due 03/08/17	35,323,975	35,323,530
38,607,000	Walt Disney Company 0.61% due 02/24/17	38,592,201	38,590,193
26,397,000	Walt Disney Company 0.62% due 02/07/17	26,394,316	26,393,766
26,886,000	Walt Disney Company 0.62% due 02/23/17	26,875,978	26,874,800
50,000,000	Walt Disney Company 0.72% due 03/06/17	49,967,458	49,968,692
50,000,000	Walt Disney Company 0.72% due 03/07/17	49,966,472	49,967,771
32,559,000	Walt Disney Company 0.81% due 04/12/17	32,508,353	32,510,390
35,766,000	Walt Disney Company 0.81% due 04/24/17	35,700,826	35,700,279

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 12.48% — (continued)
$35,766,000	Walt Disney Company 0.81% due 04/28/17	$35,697,647	$35,695,988
31,242,000	Walt Disney Company 0.81% due 05/09/17	31,174,656	31,170,900
Total U.S. Commercial Paper		6,463,605,090	6,463,835,704
Total Commercial Paper		9,993,015,523	9,993,387,588
Total Investments — 99.74% (Cost: $40,235,580,802)			51,673,377,253
Other Assets in Excess of Liabilities — 0.26%			132,502,103
Net Assets — 100.00%			$51,805,879,356

*	Less than 0.01%
(a)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(b)	Non-income producing security/commodity.
(c)	Securities are valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $80,349,711 or 0.16% of net assets.
(d)	Held through Financiere Rouge, LLC, wholly owned subsidiary and disregarded entity for U.S. tax purposes.
(e)

On November 30, 2015, during a shareholder and bondholder meeting, a merger was approved between FINEL SA and Emin Leydier SAS, effective December 1, 2015. The merger provided that FINEL SA absorbed Emin Leydier SAS, and changed its name to Emin Leydier SA.

(f)	Represents securities that are subject to legal or contractual restrictions on resale. At January 31, 2017, the value of these securities amounted to $68,656,185 or 0.13% of net assets.
(g)	Represents non-voting class of shares.
(h)	Floating rate security. Rate shown is the rate in effect at January 31, 2017.
(i)	Inflation protected security.

At January 31, 2017, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$13,010,331,784
Gross unrealized depreciation	(1,572,535,333)
Net unrealized appreciation	$11,437,796,451

Abbreviations used in this schedule include:

ADR	— American Depositary Receipt
AG	— Aktien Gesellschaft
ASA	— Norwegian Public Limited Company
A/S	— Aktieselskab
C.V.	— Capital Variable
FRN	— Floating Rate Note
NVDR	— Non-Voting Depository Receipt
PCL	— Public Company Limited
PJSC	— Public Joint Stock Company
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SA	— Société Anonyme
SAS	— Société par Actions Simplifiée
SE	— Societas Europaea
S.p.A.	— Società per Azioni

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

Currencies

EUR	— Euro
IDR	— Indonesian Rupiah
KRW	— South Korean Won
MXN	— Mexican Peso
PLN	— Polish Zloty
SGD	— Singapore Dollar
USD	— United States Dollar

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Emin Leydier SA FRN 7.779% due 11/30/20#	06/22/05	$7,238,074	$1.08
Emin Leydier SA FRN 7.815% due 11/30/20	07/03/09	21,341,293	1.08
Emin Leydier SA	07/03/09	—	3.83

# Formerly known as FINEL.

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JANUARY 31, 2017	UNREALIZED APPRECIATION AT JANUARY 31, 2017	UNREALIZED DEPRECIATION AT JANUARY 31, 2017
02/15/17	51,536,000	Euro	$58,283,867	$55,658,640	$2,625,227	$—
03/15/17	71,562,000	Euro	79,476,757	77,386,935	2,089,822	—
04/19/17	95,295,000	Euro	104,499,544	103,234,093	1,265,451	—
05/17/17	49,917,000	Euro	53,342,305	54,147,382	—	(805,077)
06/21/17	134,758,000	Euro	142,980,259	146,436,544	—	(3,456,285)
02/15/17	7,028,000	British Pound	8,874,958	8,843,096	31,862	—
03/15/17	36,524,000	British Pound	44,442,403	45,987,686	—	(1,545,283)
02/15/17	33,385,473,000	Japanese Yen	331,986,916	295,777,816	36,209,100	—
03/15/17	23,745,669,000	Japanese Yen	229,862,048	210,606,042	19,256,006	—
04/19/17	23,117,608,000	Japanese Yen	218,352,252	205,379,866	12,972,386	—
05/17/17	35,283,688,000	Japanese Yen	315,204,603	313,878,697	1,325,906	—
			$1,587,305,912	$1,517,336,797	$75,775,760	$(5,806,645)

Foreign Currency Exchange Contracts - Purchases

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE RECEIVED		U.S. $ TO BE DELIVERED	U.S. $ VALUE AT JANUARY 31, 2017	UNREALIZED APPRECIATION AT JANUARY 31, 2017	UNREALIZED DEPRECIATION AT JANUARY 31, 2017
02/15/17	4,646,814,000	Japanese Yen	$39,487,702	41,168,340	$1,680,638	$—

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2016	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JANUARY 31, 2017	MARKET VALUE JANUARY 31, 2017	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
Berkeley Group Holdings PLC	7,383,566	—	—	7,383,566	$260,078,585	$—	$—
Chofu Seisakusho Company Limited	3,485,880	—	—	3,485,880	79,621,685	—	428,171
Emin Leydier SA#	12,000,000	—	—	12,000,000	45,986,690	—	—
Flowserve Corporation	8,414,508	—	—	8,414,508	413,657,213	—	1,598,757
Hirose Electric Company Limited	2,442,300	—	—	2,442,300	318,400,992	—	—
Hornbach Holding AG & Company KGaA	1,339,934	—	—	1,339,934	90,982,235	—	—
Italmobiliare S.p.A.	1,194,634	—	—	1,194,634	59,231,655	—	—
Mills Music Trust	31,592	—	—	31,592	682,387	—	26,022
NOW, Inc.	5,851,664	—	—	5,851,664	124,406,377	—	—
NSC Groupe	66,717	—	—	66,717	5,447,667	—	—
Namyang Dairy Products Company Limited	39,989	—	—	39,989	25,085,604	—	—
Neopost SA	1,867,732	—	—	1,867,732	61,676,055	—	—
Orbital ATK, Inc.	3,694,106	—	—	3,694,106	321,202,517	—	1,108,232
Sabeton SA	385,000	—	—	385,000	7,896,541	—	—
San Juan Basin Royalty Trust	3,908,035	—	—	3,908,035	29,427,504	—	595,596
Scotts Miracle-Gro Company*	4,172,577	—	1,571,383	2,601,194	239,231,812	72,673,410	1,539,154
T. Hasegawa Company Limited	4,888,200	—	222,000	4,666,200	79,512,610	30,593	—
Teradata Corporation	11,265,104	925,075	—	12,190,179	357,903,655	—	—
Timken Company*	4,133,029	—	2,205,626	1,927,403	85,576,693	2,838,682	1,074,588
Vista Outdoor, Inc.	3,252,457	—	—	3,252,457	93,703,286	—	—
Total					$2,699,711,763	$75,542,685	$6,370,520

# Formerly known as FINEL.

* Represents an unaffiliated issuer as of January 31, 2017.

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
International Common Stocks
Consumer Discretionary	3.95%
Consumer Staples	4.36
Energy	2.36
Financials	6.76
Health Care	2.44
Industrials	7.67
Information Technology	2.03
Materials	7.07
Telecommunication Services	1.72
Total International Common Stocks	38.36
U.S. Common Stocks
Consumer Discretionary	4.35
Consumer Staples	0.41
Energy	2.45
Financials	9.90
Health Care	1.13
Industrials	5.70
Information Technology	8.75
Materials	0.88
Utilities	0.43
Total U.S. Common Stocks	34.00
Investment Company	0.00 *
Commodity	6.29
U.S. Bonds
Consumer Discretionary	0.01
Government Issues	0.48
Total U.S. Bonds	0.49
International Notes and Bonds
Financials	0.03
Government Issues	1.24
Materials	0.04
Total International Notes and Bonds	1.31
Commercial Paper
International Commercial Paper	6.81
U.S. Commercial Paper	12.48
Total Commercial Paper	19.29
Total Investments	99.74%

*                 Less than 0.01%

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

FIRST EAGLE

Overseas Fund

Consolidated Schedule of Investments • Period Ended January 31, 2017 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 70.67%

International Common Stocks — 70.42%

Africa 0.06%
118,663	Randgold Resources Limited, ADR	$7,074,131	$10,079,235

Australia 0.86%
8,292,860	Newcrest Mining Limited	113,322,720	135,408,778

Austria 0.11%
917,592	Wienerberger AG	9,753,320	17,691,051

Belgium 0.58%
907,727	Groupe Bruxelles Lambert SA	69,227,228	77,205,618
98,473	Sofina SA	8,428,556	13,351,478
		77,655,784	90,557,096
Bermuda 1.82%
3,266,300	Jardine Matheson Holdings Limited	147,842,861	201,596,036
5,881,403	Hiscox Limited	70,399,116	75,911,697
233,600	Jardine Strategic Holdings Limited	6,807,346	8,893,152
		225,049,323	286,400,885
Brazil 0.37%
6,932,500	Cielo SA	61,873,424	58,278,673

Canada 5.00%
8,900,044	Potash Corporation of Saskatchewan, Inc.	272,293,901	165,540,818
7,645,847	Cenovus Energy, Inc.	186,103,811	104,212,895
6,044,482	Goldcorp, Inc.	159,971,703	97,739,274
1,962,323	Agnico-Eagle Mines Limited	62,092,819	93,603,373
4,694,846	Barrick Gold Corporation	50,363,489	86,572,960
1,054,193	Franco-Nevada Corporation	44,943,106	68,570,141
2,106,982	Suncor Energy, Inc.	52,774,137	65,350,850
1,738,678	Imperial Oil Limited	54,492,891	57,160,918
1,170,131	Canadian Natural Resources Limited	29,522,120	35,375,949
1,100,050	EnCana Corporation	14,298,775	14,036,638
		926,856,752	788,163,816
Chile 0.70%
4,845,830	Cia Cervecerias Unidas SA, ADR	102,800,524	109,467,300

Denmark 0.53%
2,359,222	ISS A/S	79,814,269	83,807,188

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 70.42% — (continued)

France 10.86%
3,649,923	Danone SA	$244,256,658	$228,485,877
6,245,130	Bouygues SA	224,312,513	226,889,098
3,533,820	Cie de Saint-Gobain	152,401,638	173,571,482
1,997,226	Sanofi	162,148,995	160,600,812
5,470,051	Carrefour SA	172,557,696	133,775,934
7,346,731	Rexel SA	106,901,337	127,725,443
1,125,050	Sodexo SA	39,996,849	124,303,175
2,430,134	Total SA	115,095,985	122,404,534
235,837	Robertet SA (a)	20,591,064	93,242,117
493,657	Wendel SA	10,886,846	58,352,836
11,593,581	Emin Leydier SA (a)(b)(c)(d)(e)(f)	9,166,547	44,429,201
558,938	Laurent-Perrier (a)	19,851,603	41,632,767
442,830	Société Foncière Financière et de Participations	29,139,582	38,577,415
648,834	Legrand SA	22,223,920	37,668,380
801,693	Neopost SA	41,407,216	26,473,424
896,416	Legris Industries SA (a)(b)(c)(f)	23,119,325	24,443,618
364,373	Gaumont SA (a)	21,698,753	22,223,742
51,500	Robertet SA CI (c)(g)	2,151,628	14,252,973
49,706	Christian Dior SE	8,116,497	10,664,451
100,000	Sabeton SA	1,463,143	2,051,050
		1,427,487,795	1,711,768,329
Germany 3.68%
3,400,261	HeidelbergCement AG	197,630,342	327,195,584
434,377	Linde AG	59,966,632	70,547,490
2,985,955	Hamburger Hafen und Logistik AG	87,574,307	60,743,799
12,412,426	Telefonica Deutschland Holding AG	55,764,505	51,720,954
664,606	Hornbach Holding AG & Company KGaA	15,728,732	45,127,103
404,105	Fraport AG	14,632,398	24,106,139
		431,296,916	579,441,069
Greece 0.55%
6,144,609	Jumbo SA	27,916,825	86,230,351

Hong Kong 3.74%
78,545,392	Hang Lung Properties Limited	185,209,719	193,306,001
33,586,303	Hopewell Holdings Limited	96,856,757	119,923,590
22,777,700	Great Eagle Holdings Limited	76,569,942	103,600,521
7,806,340	Guoco Group Limited	57,283,838	87,964,275
15,997,405	Hysan Development Company Limited	72,338,811	72,907,312
4,328,202	Swire Properties Limited	12,095,359	12,178,564
		500,354,426	589,880,263
Ireland 0.47%
2,108,597	CRH PLC	35,126,499	73,477,395

Israel 0.22%
7,510,515	Israel Chemicals Limited	75,169,596	34,468,812

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 70.42% — (continued)

Italy 0.09%
287,915	Italmobiliare S.p.A.	$35,687,622	$14,275,236

Japan 21.95%
15,655,400	KDDI Corporation	212,391,991	420,120,999
2,072,940	Fanuc Corporation	232,703,638	406,932,203
7,878,900	Sompo Holdings, Inc.	220,762,645	285,959,899
3,895,800	Secom Company Limited	165,603,656	281,756,291
14,644,550	Mitsubishi Estate Company Limited	264,638,659	280,478,606
956,890	SMC Corporation	143,339,850	261,956,159
617,800	Keyence Corporation	62,834,288	240,039,731
5,146,930	Hoya Corporation	114,377,734	224,366,216
5,295,100	MS&AD Insurance Group Holdings, Inc.	109,123,833	177,972,761
1,086,600	Hirose Electric Company Limited	113,363,708	141,659,304
835,470	Shimano, Inc.	10,069,760	131,783,905
2,715,380	Daiichikosho Company Limited	33,513,866	107,860,059
7,104,800	Astellas Pharma, Inc.	54,164,269	95,236,160
3,559,930	Kansai Paint Company Limited	26,253,316	69,174,444
1,299,640	As One Corporation (a)	26,525,156	59,854,114
1,056,530	Nissin Foods Holdings Company Limited	36,942,685	55,769,363
2,860,011	T. Hasegawa Company Limited (a)	37,339,736	48,734,932
1,871,000	Chofu Seisakusho Company Limited (a)	29,774,613	42,735,887
437,806	SK Kaken Company Limited	7,304,356	42,186,957
1,687,224	Nagaileben Company Limited	16,095,088	38,179,588
1,749,420	Maezawa Kasei Industries Company Limited (a)	25,939,369	18,592,720
707,500	NTT DoCoMo, Inc.	16,913,028	16,959,071
473,100	Komatsu Limited	8,324,840	11,288,029
		1,968,300,084	3,459,597,398
Mexico 2.57%
11,351,188	Grupo Televisa S.A.B., ADR	241,772,624	254,266,611
5,341,868	Fresnillo PLC	93,005,205	97,642,562
2,246,692	Industrias Peñoles S.A.B. de C.V.	1,833,690	53,119,692
		336,611,519	405,028,865
Netherlands 0.68%
560,446	HAL Trust	20,803,015	107,448,235

Norway 0.72%
12,188,419	Orkla ASA	90,197,144	113,637,699

Poland 0.04%
571,220	Pfleiderer Group SA	3,567,238	6,383,024
109,293	Pfleiderer Grajewo Senior Debt Interest Claims (c)(f)(h)	636,367	662,847
		4,203,605	7,045,871
Russia 0.26%
8,297,382	Gazprom PJSC, ADR	55,920,439	41,030,554

Singapore 1.46%
25,512,113	Haw Par Corporation Limited (a)	76,875,317	174,322,665

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 70.42% — (continued)

Singapore 1.46% — (continued)
32,779,415	ComfortDelGro Corporation Limited	$24,022,250	$56,053,067
		100,897,567	230,375,732
South Korea 2.56%
1,527,048	KT&G Corporation	85,299,724	132,061,203
3,716,103	Kia Motors Corporation	170,605,841	116,398,029
353,250	Lotte Confectionery Company Limited	12,445,892	62,011,014
197,067	Nong Shim Company Limited	46,432,815	53,925,915
872,463	Fursys, Inc. (a)	10,110,165	24,212,143
22,950	Namyang Dairy Products Company Limited	4,912,653	14,396,825
		329,807,090	403,005,129
Sweden 1.28%
3,013,030	Investor AB, Class ‘A’	59,333,861	117,667,689
2,096,088	Investor AB, Class ‘B’	49,886,115	83,607,722
		109,219,976	201,275,411
Switzerland 2.76%
3,491,216	Nestlé SA	142,166,996	255,080,508
2,413,791	Pargesa Holding SA	129,478,662	160,138,830
252,160	Cie Financiere Richemont SA	15,430,531	19,544,916
		287,076,189	434,764,254
Taiwan 0.20%
11,509,694	Taiwan Secom Company Limited	17,429,499	31,981,572

Thailand 0.92%
22,779,459	Bangkok Bank PCL, NVDR	93,410,526	112,894,507
52,214,985	Thai Beverage PCL	8,627,619	32,047,371
15,000	Bangkok Bank PCL	63,387	77,322
		102,101,532	145,019,200
Turkey 0.15%
5,893,909	Yazicilar Holding AS	38,350,989	23,227,920

United Kingdom 5.23%
5,047,913	Liberty Global PLC, Series ‘C’ (b)	165,254,434	177,333,184
2,447,901	British American Tobacco PLC	133,686,705	150,878,032
4,212,259	Berkeley Group Holdings PLC	73,194,131	148,372,529
5,013,305	Diageo PLC	134,008,238	138,968,888
6,719,554	GlaxoSmithKline PLC	132,610,232	129,164,808
638,277	Willis Towers Watson PLC	67,880,455	79,867,601
		706,634,195	824,585,042
Total International Common Stocks		8,304,792,769	11,097,418,359

U.S. Common Stock — 0.25%

Materials 0.25%
551,449	Royal Gold, Inc.	33,723,128	39,798,075
Total Common Stocks		8,338,515,897	11,137,216,434

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

SHARES	DESCRIPTION	COST	VALUE

International Preferred Stock — 0.04%

South Korea 0.04%
27,183	Namyang Dairy Products Company Limited	$387,444	$5,543,732

Investment Company — 0.00*%
45,207	State Street Institutional U.S. Government Money Market Fund, Premier Class	45,207	45,207

Right — 0.00%
55,324	Pfleiderer Atlantik Raco RI Rights (b)(c)(f)	16,617	—

OUNCES

Commodity — 5.79%
752,621	Gold bullion (b)	636,129,607	912,334,500

PRINCIPAL

Bank Loans — 0.01%

Germany 0.01%
72 EUR	Atlantik Commitment Fee Facility due 02/01/20 (b)(c)(f)(h)(i)	—	14
609,010 EUR	Atlantik Duration Fee Facility due 02/01/20 (b)(c)(f)(h)(i)	—	117,099
1,996,448 EUR	Atlantik Standstill Accrued Interest Facility due 02/01/20 (b)(c)(f)(h)(i)	—	383,874
4,000,000 EUR	Atlantik Subordinated Debt 79.5M 15.00% due 02/01/20 (b)(c)(f)(h)(i)	5,431,204	769,113
790,586 EUR	Atlantik Subordinated Debt Term Facility 1A 15.00% due 02/01/20 (b)(c)(f)(h)(i)	1,073,459	152,013
774,993 EUR	Atlantik Subordinated Debt Term Facility 2A 15.00% due 02/01/20 (b)(c)(f)(h)(i)	1,052,286	149,014
739,302 EUR	Atlantik Subordinated Debt Term Facility 3A 15.00% due 02/01/20 (b)(c)(f)(h)(i)	997,446	142,152
469,266 EUR	Atlantik Subordinated Debt Term Facility 4A 15.00% due 02/01/20 (b)(c)(f)(h)(i)	633,457	90,230
Total Bank Loans		9,187,852	1,803,509

Notes and Bonds — 2.46%

U.S. Bond — 0.06%

Government Obligation 0.06%
$10,000,000	U.S. Treasury Note 0.75% due 03/15/17	10,001,839	10,003,460
Total U.S. Bond		10,001,839	10,003,460

International Notes and Bonds — 2.40%

International Corporate Notes and Bonds — 0.10%

France 0.10%
4,000,000 EUR	Emin Leydier SA FRN 7.779% due 11/30/20 (c)(d)(f)(j)	4,825,203	4,317,999
10,000,000 EUR	Emin Leydier SA FRN 7.815% due 11/30/20 (c)(d)(f)(j)	14,227,972	10,794,998
Total International Corporate Notes and Bonds		19,053,175	15,112,997

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

PRINCIPAL	DESCRIPTION	COST	VALUE

International Government Bonds — 2.30%

Canada 0.14%
27,880,000 CAD	Canadian Government Bond 1.25% due 08/01/17	$21,367,308	$21,499,685

Indonesia 0.07%
152,606,000,000 IDR	Indonesia Treasury Bond 8.25% due 07/15/21	11,650,622	11,760,462

Mexico 0.82%
1,249,660,000 MXN	Mexican Bonos 4.75% due 06/14/18	76,536,831	58,442,691
480,074,000 MXN	Mexican Bonos 5.00% due 12/11/19	31,330,891	21,913,876
1,025,590,000 MXN	Mexican Bonos 6.50% due 06/10/21	58,268,679	48,091,557
		166,136,401	128,448,124
Poland 0.23%
144,979,000 PLN	Poland Government Bond 3.25% due 07/25/19	36,727,459	37,034,863

Singapore 0.86%
88,530,000 SGD	Singapore Government Bond 0.50% due 04/01/18	67,355,867	62,426,732
45,219,000 SGD	Singapore Government Bond 2.375% due 04/01/17	36,472,474	32,165,216
53,521,000 SGD	Singapore Government Bond 3.25% due 09/01/20	41,029,069	40,197,239
		144,857,410	134,789,187

United Kingdom 0.18%
23,026,000 GBP	United Kingdom Gilt 1.00% due 09/07/17 (k)	35,693,356	29,128,210
Total International Government Bonds		416,432,556	362,660,531
Total International Notes and Bonds		435,485,731	377,773,528
Total Notes and Bonds		445,487,570	387,776,988

Commercial Paper — 20.44%

International Commercial Paper — 9.40%

Australia 0.18%
7,683,000 USD	Telstra Corporation Limited 0.91% due 02/22/17	7,678,967	7,678,854
5,209,000 USD	Telstra Corporation Limited 1.00% due 04/18/17	5,198,003	5,197,391
16,078,000 USD	Telstra Corporation Limited 1.02% due 04/26/17	16,039,734	16,036,621

Canada 1.91%
17,056,000 USD	PSP Capital, Inc. 0.98% due 04/13/17	17,023,707	17,029,324

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 9.40% — (continued)

Canada 1.91% — (continued)
11,931,000 USD	Suncor Energy, Inc. 1.08% due 03/07/17	$11,918,831	$11,918,844
11,408,000 USD	Total Capital Limited 0.72% due 02/15/17	11,404,850	11,404,307
18,983,000 USD	Total Capital Limited 0.74% due 02/15/17	18,977,611	18,976,854
21,880,000 USD	Total Capital Limited 0.74% due 02/17/17	21,872,901	21,871,610
21,979,000 USD	Total Capital Limited 0.87% due 03/20/17	21,954,323	21,952,039
35,622,000 USD	Total Capital Limited 0.93% due 04/03/17	35,566,469	35,563,596
14,961,000 USD	Total Capital Limited 0.93% due 04/10/17	14,935,001	14,932,497
17,292,000 USD	Total Capital Limited 0.94% due 03/20/17	17,271,230	17,270,788
34,584,000 USD	Total Capital Limited 0.94% due 03/21/17	34,541,577	34,540,599
28,041,000 USD	Total Capital Limited 0.95% due 04/10/17	27,991,741	27,987,577
17,489,000 USD	Total Capital Limited 0.95% due 04/11/17	17,457,826	17,454,994
23,270,000 USD	Total Capital Limited 0.95% due 04/12/17	23,227,920	23,223,831
26,642,000 USD	Total Capital Limited 0.95% due 04/19/17	26,589,005	26,581,505

France 1.64%
3,537,000 USD	Engie 0.81% due 02/13/17	3,536,057	3,536,138
17,292,000 USD	Engie 0.82% due 03/10/17	17,277,605	17,279,168
6,333,000 USD	Engie 0.83% due 02/13/17	6,331,269	6,331,456
43,159,000 USD	Engie 0.84% due 03/06/17	43,126,163	43,130,589
15,494,000 USD	Engie 0.86% due 02/06/17	15,492,171	15,492,272
7,738,000 USD	Engie 0.89% due 03/17/17	7,729,677	7,731,084
6,598,000 USD	Engie 0.89% due 04/04/17	6,588,000	6,589,052
16,403,000 USD	Engie 0.90% due 04/12/17	16,374,614	16,374,920
15,280,000 USD	Engie 0.94% due 02/14/17	15,274,924	15,275,983
27,000,000 USD	Essilor International 0.71% due 03/09/17	26,981,100	26,980,520

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 9.40% — (continued)

France 1.64% — (continued)
11,857,000 USD	Essilor International 0.71% due 03/13/17	$11,847,778	$11,847,439
10,502,000 USD	Essilor International 0.83% due 04/11/17	10,485,494	10,485,664
15,415,000 USD	Essilor International 0.86% due 04/13/17	15,389,159	15,389,966
23,728,000 USD	Essilor International 0.86% due 04/17/17	23,685,982	23,686,123
972,000 USD	Essilor International 0.97% due 03/17/17	970,871	971,131
37,243,000 USD	Électricité de France SA 1.20% due 04/06/17	37,163,548	37,168,157

Germany 0.54%
10,710,000 USD	Henkel Corporation 0.76% due 03/10/17	10,701,744	10,702,053
13,758,000 USD	Henkel Corporation 0.77% due 04/04/17	13,739,992	13,739,750
10,409,000 USD	Siemens Company 0.83% due 03/30/17	10,395,486	10,397,143
50,000,000 USD	Siemens Company 0.87% due 03/27/17	49,935,500	49,946,375

Italy 0.05%
8,483,000 USD	Eni S.p.A. 0.86% due 02/01/17	8,483,000	8,482,786

Japan 1.42%
14,005,000 USD	Hitachi Limited 0.86% due 02/01/17	14,005,000	14,004,632
13,924,000 USD	Honda Corporation 0.71% due 02/21/17	13,918,585	13,918,720
12,047,000 USD	Honda Corporation 0.76% due 03/16/17	12,036,208	12,037,149
14,653,000 USD	Honda Corporation 0.86% due 03/22/17	14,636,047	14,639,019
18,217,000 USD	Honda Corporation 0.86% due 04/06/17	18,189,472	18,192,759
22,268,000 USD	Honda Corporation 0.86% due 04/13/17	22,230,670	22,234,153
36,086,000 USD	Honda Corporation 0.91% due 04/18/17	36,017,437	36,026,028
19,982,000 USD	Honda Corporation 0.91% due 04/19/17	19,943,535	19,948,230
14,234,000 USD	Honda Corporation 0.94% due 04/25/17	14,203,808	14,207,430
14,234,000 USD	Honda Corporation 0.94% due 04/26/17	14,203,444	14,207,013
11,772,000 USD	Mitsubishi Company 0.73% due 02/23/17	11,766,820	11,766,540

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 9.40% — (continued)

Japan 1.42% — (continued)
11,772,000 USD	Mitsubishi Company 0.78% due 03/24/17	$11,759,159	$11,758,669
21,449,000 USD	Mitsubishi Company 0.89% due 03/22/17	21,423,309	21,425,764

Switzerland 2.61%
25,253,000 USD	Nestlé SA 0.52% due 02/21/17	25,245,845	25,244,088
10,670,000 USD	Nestlé SA 0.54% due 02/08/17	10,668,900	10,668,653
13,560,000 USD	Nestlé SA 0.54% due 02/16/17	13,557,006	13,556,438
13,560,000 USD	Nestlé SA 0.54% due 02/17/17	13,556,806	13,556,196
17,349,000 USD	Nestlé SA 0.54% due 02/24/17	17,343,125	17,341,910
13,403,000 USD	Nestlé SA 0.56% due 02/09/17	13,401,362	13,401,087
7,321,000 USD	Nestlé SA 0.58% due 03/08/17	7,316,943	7,316,263
12,327,000 USD	Nestlé SA 0.60% due 02/06/17	12,325,990	12,325,845
20,384,000 USD	Nestlé SA 0.65% due 03/06/17	20,372,041	20,371,660
18,327,000 USD	Nestlé SA 0.65% due 03/20/17	18,311,687	18,310,359
19,424,000 USD	Nestlé SA 0.68% due 03/09/17	19,410,986	19,411,023
12,047,000 USD	Nestlé SA 0.71% due 03/09/17	12,038,567	12,038,952
14,845,000 USD	Nestlé SA 0.74% due 04/12/17	14,823,928	14,823,159
14,879,000 USD	Nestlé SA 0.78% due 03/29/17	14,861,178	14,862,368
14,879,000 USD	Nestlé SA 0.78% due 03/31/17	14,860,542	14,861,638
26,939,000 USD	Nestlé SA 0.79% due 03/16/17	26,913,902	26,916,973
29,757,000 USD	Nestlé SA 0.89% due 04/17/17	29,702,445	29,709,257
12,047,000 USD	Novartis International AG 0.70% due 02/01/17	12,047,000	12,046,787
9,244,000 USD	Roche Holdings, Inc. 0.50% due 02/14/17	9,242,364	9,241,678
11,859,000 USD	Roche Holdings, Inc. 0.50% due 02/16/17	11,856,579	11,855,585
13,092,000 USD	Roche Holdings, Inc. 0.51% due 02/01/17	13,092,000	13,091,769

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 9.40% — (continued)

Switzerland 2.61% — (continued)
13,924,000 USD	Roche Holdings, Inc. 0.51% due 02/02/17	$13,923,807	$13,923,508
12,418,000 USD	Roche Holdings, Inc. 0.51% due 02/03/17	12,417,655	12,417,342
6,668,000 USD	Roche Holdings, Inc. 0.51% due 02/06/17	6,667,537	6,667,290
6,795,000 USD	Roche Holdings, Inc. 0.51% due 02/21/17	6,793,113	6,792,416
16,268,000 USD	Roche Holdings, Inc. 0.51% due 02/22/17	16,263,255	16,261,508
24,118,000 USD	Roche Holdings, Inc. 0.68% due 04/07/17	24,088,824	24,085,014

United Kingdom 1.05%
20,038,000 USD	AstraZeneca PLC 1.13% due 04/05/17	19,998,375	20,010,784
16,268,000 USD	GlaxoSmithKline PLC 0.86 due 03/09/17	16,254,172	16,256,263
16,268,000 USD	GlaxoSmithKline PLC 0.86% due 03/10/17	16,253,788	16,255,928
26,939,000 USD	GlaxoSmithKline PLC 0.88% due 03/14/17	26,912,308	26,916,686
26,939,000 USD	GlaxoSmithKline PLC 0.88% due 03/17/17	26,910,355	26,914,923
15,476,000 USD	GlaxoSmithKline PLC 0.97% due 03/21/17	15,456,397	15,460,791
7,738,000 USD	GlaxoSmithKline PLC 0.97% due 03/23/17	7,727,790	7,730,053
35,622,000 USD	GlaxoSmithKline PLC 0.97% due 04/04/17	35,563,719	35,574,747
Total International Commercial Paper		1,481,673,615	1,481,744,047

U.S. Commercial Paper — 11.04%
$17,349,000	American Express Company 0.97% due 02/27/17	17,337,097	17,336,808
17,349,000	American Express Company 0.97% due 02/28/17	17,336,639	17,336,343
17,349,000	American Express Company 0.97% due 03/01/17	17,336,181	17,335,877
6,594,000	American Express Company 0.99% due 02/03/17	6,593,645	6,593,497
10,982,000	American Express Company 1.07% due 03/07/17	10,970,902	10,971,878
7,673,000	Anthem, Inc. 1.00% due 03/14/17	7,664,261	7,664,406
7,321,000	Apple, Inc. 0.65% due 02/06/17	7,320,349	7,320,151
41,284,000	Apple, Inc. 0.79% due 04/05/17	41,227,647	41,228,661
22,155,000	Apple, Inc. 0.80% due 04/21/17	22,116,592	22,117,090
17,811,000	Apple, Inc. 0.81% due 04/07/17	17,785,273	17,786,314
29,691,000	Apple, Inc. 0.83% due 04/11/17	29,644,336	29,647,123
15,304,000	Apple, Inc. 0.84% due 04/20/17	15,276,478	15,278,174
15,855,000	Apple, Inc. 0.85% due 04/03/17	15,832,433	15,834,466
19,847,000	Apple, Inc. 0.85% due 04/17/17	19,812,268	19,814,905
15,494,000	Campbell Soup Company 0.66% due 02/02/17	15,493,720	15,493,162
10,343,000	Campbell Soup Company 0.86% due 04/05/17	10,327,615	10,323,086

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 11.04% — (continued)
$15,598,000	Chevron Corporation 0.57% due 02/02/17	$15,597,757	$15,597,511
7,321,000	Chevron Corporation 0.61% due 02/17/17	7,319,048	7,318,960
16,558,000	Chevron Corporation 0.66% due 02/16/17	16,553,516	16,553,666
14,482,000	Chevron Corporation 0.66% due 02/17/17	14,477,816	14,477,965
21,880,000	Chevron Corporation 0.66% due 02/22/17	21,871,704	21,871,991
7,321,000	Chevron Corporation 0.71% due 03/07/17	7,316,160	7,316,616
26,677,000	Coca-Cola Company 0.67% due 02/09/17	26,673,087	26,672,978
32,057,000	Coca-Cola Company 0.67% due 02/10/17	32,051,711	32,051,622
14,577,000	Coca-Cola Company 0.78% due 03/17/17	14,563,281	14,565,338
19,793,000	Coca-Cola Company 0.79% due 04/07/17	19,765,125	19,767,236
18,997,000	Coca-Cola Company 0.81% due 03/02/17	18,984,758	18,987,027
22,672,000	Coca-Cola Company 0.84% due 03/24/17	22,645,342	22,650,288
17,098,000	Coca-Cola Company 0.85% due 05/16/17	17,056,509	17,057,107
19,643,000	Coca-Cola Company 0.86% due 05/11/17	19,597,085	19,598,803
7,993,000	Coca-Cola Company 0.87% due 05/12/17	7,973,906	7,974,791
37,442,000	Danaher Corporation 0.72% due 02/01/17	37,442,000	37,441,309
9,527,000	Danaher Corporation 0.72% due 02/06/17	9,526,061	9,525,938
8,540,000	Danaher Corporation 0.85% due 03/22/17	8,530,236	8,531,424
9,431,000	Danaher Corporation 0.85% due 04/20/17	9,413,836	9,413,326
24,046,000	Danaher Corporation 0.86% due 03/08/17	24,026,129	24,029,168
3,134,000	Danaher Corporation 0.91% due 03/29/17	3,129,612	3,130,353
3,373,000	Estee Lauder Companies, Inc. 0.74% due 02/13/17	3,372,179	3,372,178
23,397,000	Exxon Mobil Corporation 0.50% due 02/08/17	23,394,771	23,394,010
14,777,000	Exxon Mobil Corporation 0.54% due 02/01/17	14,777,000	14,776,769
13,337,000	Exxon Mobil Corporation 0.56% due 02/13/17	13,334,555	13,334,192
2,834,000	Exxon Mobil Corporation 0.59% due 02/03/17	2,833,909	2,833,866
2,834,000	Exxon Mobil Corporation 0.64% due 02/13/17	2,833,405	2,833,403
19,793,000	Exxon Mobil Corporation 0.67% due 04/07/17	19,769,413	19,769,849
13,096,000	Exxon Mobil Corporation 0.68% due 04/18/17	13,077,476	13,077,933
13,096,000	Exxon Mobil Corporation 0.71% due 04/27/17	13,074,355	13,075,634
18,327,000	Exxon Mobil Corporation 0.74% due 03/09/17	18,313,621	18,315,359
14,770,000	Exxon Mobil Corporation 0.75% due 05/03/17	14,742,372	14,745,163
7,857,000	General Mills, Inc. 0.87% due 02/10/17	7,855,311	7,854,920
7,003,000	Kroger Company 0.86% due 02/01/17	7,003,000	7,002,816
2,341,000	McDonald’s Corporation 0.86% due 02/02/17	2,340,945	2,340,873
16,268,000	McDonald’s Corporation 0.91% due 02/03/17	16,267,187	16,266,678
7,993,000	McDonald’s Corporation 0.94% due 03/03/17	7,986,805	7,986,041
28,383,000	McKesson Corporation 1.15% due 04/06/17	28,324,972	28,325,962
32,157,000	McKesson Corporation 1.15% due 04/21/17	32,075,848	32,072,463
10,474,000	MetLife 0.71% due 02/03/17	10,473,593	10,473,437
29,976,000	MetLife 0.73% due 02/17/17	29,966,408	29,965,709
12,326,000	MetLife 0.76% due 02/10/17	12,323,689	12,323,641
16,987,000	MetLife 0.85% due 02/13/17	16,982,244	16,982,657
12,047,000	MetLife 0.87% due 03/17/17	12,034,337	12,034,652
14,283,000	MetLife 0.89% due 04/18/17	14,256,465	14,253,825
16,838,000	MetLife 0.95% due 05/01/17	16,799,287	16,795,063
13,106,000	MetLife 0.97% due 03/21/17	13,089,399	13,091,140

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 11.04% — (continued)
$20,038,000	MetLife 0.98% due 04/10/17	$20,001,664	$20,002,858
14,321,000	MetLife 0.98% due 04/11/17	14,294,649	14,295,381
8,980,000	Microsoft Corporation 0.62% due 02/02/17	8,979,848	8,979,689
22,369,000	Microsoft Corporation 0.72% due 02/08/17	22,365,912	22,365,863
26,806,000	Microsoft Corporation 0.73% due 02/08/17	26,802,247	26,802,241
17,417,000	Microsoft Corporation 0.73% due 02/09/17	17,414,213	17,414,248
19,223,000	Microsoft Corporation 0.74% due 02/07/17	19,220,661	19,220,645
15,268,000	Microsoft Corporation 0.74% due 02/15/17	15,263,666	15,263,929
7,321,000	National Grid USA 0.91% due 02/09/17	7,319,536	7,319,258
19,798,000	National Grid USA 1.15% due 04/10/17	19,754,994	19,755,045
13,015,000	PepsiCo, Inc. 0.56% due 02/07/17	13,013,807	13,013,406
13,122,000	PepsiCo, Inc. 0.69% due 04/03/17	13,106,881	13,105,571
14,653,000	Pfizer, Inc. 0.89% due 04/13/17	14,627,569	14,631,607
8,511,000	Philip Morris International, Inc. 0.73% due 03/13/17	8,504,191	8,504,137
17,658,000	Philip Morris International, Inc. 0.75% due 03/03/17	17,647,111	17,647,478
13,829,000	Philip Morris International, Inc. 0.76% due 03/20/17	13,815,459	13,815,724
12,183,000	Philip Morris International, Inc. 0.77% due 03/23/17	12,170,140	12,170,487
12,183,000	Philip Morris International, Inc. 0.77% due 03/24/17	12,169,883	12,170,207
12,047,000	Philip Morris International, Inc. 0.83% due 02/16/17	12,042,884	12,043,370
13,196,000	Philip Morris International, Inc. 0.83% due 03/20/17	13,181,873	13,183,332
13,196,000	Philip Morris International, Inc. 0.83% due 03/23/17	13,180,971	13,182,447
18,071,000	Philip Morris International, Inc. 0.86% due 03/10/17	18,055,213	18,057,590
24,036,000	Qualcomm, Inc. 0.61% due 02/07/17	24,033,596	24,033,009
24,288,000	Qualcomm, Inc. 0.61% due 02/15/17	24,282,333	24,281,452
16,272,000	Qualcomm, Inc. 0.63% due 02/14/17	16,268,357	16,267,912
8,796,000	Qualcomm, Inc. 0.69% due 03/08/17	8,790,185	8,790,107
16,307,000	Qualcomm, Inc. 0.71% due 03/07/17	16,296,219	16,296,410
12,828,000	Qualcomm, Inc. 0.79% due 03/23/17	12,814,103	12,815,370
12,381,000	Qualcomm, Inc. 0.81% due 03/22/17	12,367,518	12,369,083
22,970,000	Qualcomm, Inc. 0.81% due 04/12/17	22,934,269	22,934,846
13,321,000	Qualcomm, Inc. 0.81% due 04/19/17	13,298,206	13,297,391
13,566,000	Schlumberger Investments SA 1.00% due 02/16/17	13,560,347	13,560,405
6,659,000	Schlumberger Investments SA 1.05% due 04/19/17	6,644,045	6,643,158
15,193,000	Schlumberger Investments SA 1.15% due 04/24/17	15,153,203	15,153,488
6,024,000	Schlumberger Investments SA 1.20% due 03/23/17	6,013,960	6,015,679
20,038,000	Schlumberger Investments SA 1.20% due 04/04/17	19,996,588	20,002,653
10,170,000	Schlumberger Investments SA 1.20% due 04/11/17	10,146,609	10,149,236
1,401,000	Sysco Corporation 0.88% due 02/01/17	1,401,000	1,400,963
1,131,000	Unilever Capital Corporation 0.79% due 03/29/17	1,129,628	1,129,729
13,321,000	Unilever Capital Corporation 0.80% due 04/18/17	13,298,784	13,298,862
12,241,000	Unilever Capital Corporation 0.82% due 03/13/17	12,229,983	12,231,701
5,605,000	United Healthcare Company 0.93% due 03/01/17	5,600,989	5,600,760
9,827,000	United Parcel Service, Inc. 0.46% due 02/09/17	9,826,017	9,825,447
11,772,000	United Parcel Service, Inc. 0.59% due 04/05/17	11,760,051	11,756,660
16,078,000	United Parcel Service, Inc. 0.59% due 04/21/17	16,057,536	16,049,881
14,653,000	United Parcel Service, Inc. 0.68% due 03/08/17	14,643,455	14,643,270
14,671,000	Walt Disney Company 0.61% due 02/24/17	14,665,376	14,664,613

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 11.04% — (continued)
$11,853,000	Walt Disney Company 0.62% due 02/07/17	$11,851,795	$11,851,548
15,675,000	Walt Disney Company 0.62% due 02/23/17	15,669,157	15,668,470
15,912,000	Walt Disney Company 0.81% due 04/12/17	15,887,248	15,888,244
14,234,000	Walt Disney Company 0.81% due 04/24/17	14,208,062	14,207,845
14,234,000	Walt Disney Company 0.81% due 04/28/17	14,206,797	14,206,137
16,804,000	Walt Disney Company 0.81% due 05/09/17	16,767,778	16,765,758
Total U.S. Commercial Paper		1,738,629,227	1,738,658,191
Total Commercial Paper		3,220,302,842	3,220,402,238
Total Investments — 99.41% (Cost: $12,650,073,036)			15,665,122,608
Other Assets in Excess of Liabilities — 0.59%			93,291,729
Net Assets — 100.00%			$15,758,414,337

*	Less than 0.01%
(a)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(b)	Non-income producing security/commodity.
(c)	Securities are valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $100,705,145 or 0.64% of net assets.
(d)

On November 30, 2015, during a shareholder and bondholder meeting, a merger was approved between FINEL SA and Emin Leydier SAS, effective December 1, 2015. The merger provided that FINEL SA absorbed Emin Leydier SAS, and changed its name to Emin Leydier SA.

(e)	Held through Financiere Bleue, LLC, wholly owned holding company and disregarded entity for U.S. tax purposes.
(f)	Represents securities that are subject to legal or contractual restrictions on resale. At January 31, 2017, the value of these securities amounted to $86,452,172 or 0.55% of net assets.
(g)	Represents non-voting class of shares.
(h)

On December 3, 2015, Atlantik SA reorganized and merged, via a reverse merger, with Grajewo SA to form Pfleiderer Grajewo SA. As part of the restructuring, the existing debt positions have, and are expected, to be redeemed in kind to Pfleiderer Grajewo SA common stock, which publicly trades on the Warsaw Stock Exchange.

(i)	Payment-in-kind security.
(j)	Floating rate security. Rate shown is the rate in effect at January 31, 2017.
(k)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At January 31, 2017, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,595,080,343
Gross unrealized depreciation	(580,030,771)
Net unrealized appreciation	$3,015,049,572

Abbreviations used in this schedule include:
ADR	— American Depositary Receipt
AG	— Aktien Gesellschaft
ASA	— Norwegian Public Limited Company
A/S	— Aktieselskab
C.V.	— Capital Variable
FRN	— Floating Rate Note
NVDR	— Non-Voting Depository Receipt
PCL	— Public Company Limited
PJSC	— Public Joint Stock Company
PLC	— Public Limited Company
SA	— Société Anonyme
SAS	— Société par Actions Simplifiée

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

SE	— Societas Europaea
S.p.A.	— Società per Azioni

Currencies
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
PLN	— Polish Zloty
SGD	— Singapore Dollar
USD	— United States Dollar

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Emin Leydier SA FRN 7.779% due 11/30/20#	06/22/05	$4,825,203	$1.08
Emin Leydier SA FRN 7.815% due 11/30/20	07/30/09	14,227,972	1.08
Emin Leydier SA#	07/14/09	9,166,547	3.83
Legris Industries SA	04/30/04	23,119,325	27.27
Pfleiderer Atlantik Raco RI Rights	01/29/13	16,617	—
Pfleiderer Grajewo Senior Debt Interest Claims	12/04/15	636,367	6.06

# Formerly known as FINEL.

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $VALUE AT JANUARY 31, 2017	UNREALIZED APPRECIATION AT JANUARY 31, 2017	UNREALIZED DEPRECIATION AT JANUARY 31, 2017
02/15/17	29,712,000	Euro	$33,602,341	$32,088,822	$1,513,519	$—
03/15/17	49,139,000	Euro	54,573,773	53,138,769	1,435,004	—
04/19/17	55,740,000	Euro	61,123,927	60,383,739	740,188	—
05/17/17	33,104,000	Euro	35,375,596	35,909,508	—	(533,912)
06/21/17	85,025,000	Euro	90,212,800	92,393,529	—	(2,180,729)
02/15/17	4,010,000	British Pound	5,063,828	5,045,648	18,180	—
03/15/17	20,836,000	British Pound	25,353,245	26,234,789	—	(881,544)
02/15/17	17,047,537,000	Japanese Yen	169,524,574	151,032,254	18,492,320	—
03/15/17	12,081,775,000	Japanese Yen	116,953,603	107,156,164	9,797,439	—
04/19/17	11,802,166,000	Japanese Yen	111,474,748	104,851,993	6,622,755	—
05/17/17	18,583,843,000	Japanese Yen	166,017,590	165,319,238	698,352	—
			$869,276,025	$833,554,453	$39,317,757	$(3,596,185)

Foreign Currency Exchange Contracts - Purchases

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $VALUE AT JANUARY 31, 2017	UNREALIZED APPRECIATION AT JANUARY 31, 2017	UNREALIZED DEPRECIATION AT JANUARY 31, 2017
02/15/17	2,146,922,000	Japanese Yen	$18,244,116	$19,020,605	$776,489	$—

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2016	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JANUARY 31, 2017	MARKET VALUE JANUARY 31, 2017	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
As One Corporation	1,299,640	—	—	1,299,640	$59,854,114	$—	$—
Chofu Seisakusho Company Limited	1,871,000	—	—	1,871,000	42,735,887	—	229,815
Emin Leydier SA#	11,593,581	—	—	11,593,581	44,429,201	—	—
Fursys, Inc.	872,463	—	—	872,463	24,212,143	—	—
Gaumont SA	364,373	—	—	364,373	22,223,742	—	—
Haw Par Corporation Limited	25,512,113	—	—	25,512,113	174,322,665	—	—
Laurent-Perrier	558,938	—	—	558,938	41,632,767	—	—
Legris Industries SA	896,416	—	—	896,416	24,443,618	—	—
Maezawa Kasei Industries Company Limited	2,045,420	—	296,000	1,749,420	18,592,720	(2,484,131)	—
Robertet SA	235,837	—	—	235,837	93,242,117	—	—
T. Hasegawa Company Limited	3,020,411	—	160,400	2,860,011	48,734,932	187,042	—
Total					$594,423,906	$(2,297,089)	$229,815

# Formerly known as FINEL.

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
International Common Stocks
Consumer Discretionary	8.16%
Consumer Staples	9.66
Energy	2.79
Financials	13.47
Health Care	5.59
Industrials	14.48
Information Technology	2.96
Materials	10.20
Telecommunication Services	3.11
Total International Common Stocks	70.42
U.S. Common Stock
Materials	0.25
Total U.S. Common Stock	0.25
International Preferred Stock
Consumer Staples	0.04
Total International Preferred Stock	0.04
Investment Company	0.00 *
Right	0.00
Commodity	5.79
Bank Loans	0.01
U.S. Bond
Government Issues	0.06
Total U.S. Bond	0.06
International Notes and Bonds
Government Issues	2.30
Materials	0.10
Total International Notes and Bonds	2.40
Commercial Paper
International Commercial Paper	9.40
U.S. Commercial Paper	11.04
Total Commercial Paper	20.44
Total Investments	99.41%

* Less than 0.01%

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

FIRST EAGLE

U.S. Value Fund

Consolidated Schedule of Investments • Period Ended January 31, 2017 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 72.87%

U.S. Common Stocks — 66.00%

Consumer Discretionary 9.01%
1,204,875	Comcast Corporation, Class ‘A’	$18,041,029	$90,871,673
896,174	Omnicom Group, Inc.	33,547,273	76,757,303
201,299	Tiffany & Company	12,153,934	15,846,257
382,831	Vista Outdoor, Inc. (a)	5,236,492	11,029,361
359,081	H&R Block, Inc.	6,046,002	7,705,878
		75,024,730	202,210,472
Consumer Staples 0.84%
290,726	Colgate-Palmolive Company	11,156,933	18,775,085

Energy 4.18%
1,145,097	National Oilwell Varco, Inc.	57,867,107	43,296,117
414,278	ConocoPhillips	14,687,729	20,200,195
297,522	Devon Energy Corporation	16,183,245	13,549,152
96,554	SEACOR Holdings, Inc. (a)	6,036,566	7,103,478
63,037	Phillips 66	4,957,476	5,145,080
595,832	San Juan Basin Royalty Trust	9,222,425	4,486,615
		108,954,548	93,780,637

Financials 20.69%
2,107,946	Weyerhaeuser Company, REIT	41,062,509	66,041,948
1,328,526	Bank of New York Mellon Corporation	28,472,440	59,424,968
92,464	Alleghany Corporation (a)	26,401,085	56,548,209
727,022	American Express Company	27,732,599	55,529,940
909,608	BB&T Corporation	21,844,946	42,014,794
724,595	U.S. Bancorp	17,621,199	38,149,927
1,041,753	Synchrony Financial	30,254,803	37,315,592
450,471	WR Berkley Corporation	12,069,597	30,276,156
437,493	American International Group, Inc.	22,781,145	28,113,300
485,877	Brown & Brown, Inc.	15,072,951	20,469,998
78	Berkshire Hathaway, Inc., Class ‘A’ (a)	5,963,924	19,186,467
155,024	Cincinnati Financial Corporation	3,655,051	10,941,594
		252,932,249	464,012,893
Health Care 1.88%
139,509	Anthem, Inc.	7,468,153	21,503,917
232,945	Varian Medical Systems, Inc. (a)	15,926,061	18,088,179
93,178	Varex Imaging Corporation (a)	2,040,495	2,678,868
		25,434,709	42,270,964

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 66.00% — (continued)

Industrials 10.62%
817,802	Flowserve Corporation	$38,937,371	$40,203,146
215,416	3M Company	13,177,382	37,659,025
421,151	Orbital ATK, Inc.	17,773,753	36,619,079
321,031	Deere & Company	25,917,237	34,366,369
312,435	Union Pacific Corporation	25,564,175	33,299,322
249,514	Cintas Corporation	5,494,973	28,971,071
103,917	Cummins, Inc.	9,221,673	15,276,838
214,280	Timken Company	7,620,535	9,514,032
99,125	NOW, Inc. (a)	2,875,395	2,107,398
2,500	CH Robinson Worldwide, Inc.	181,689	190,150
		146,764,183	238,206,430
Information Technology 16.15%
2,299,321	Oracle Corporation	66,498,422	92,225,765
1,220,064	Microsoft Corporation	28,336,700	78,877,138
738,921	Linear Technology Corporation	18,027,441	46,648,083
590,022	Xilinx, Inc.	23,817,911	34,339,280
1,158,000	Teradata Corporation (a)	40,395,526	33,998,880
193,008	Texas Instruments, Inc.	9,095,627	14,579,824
98,562	F5 Networks, Inc. (a)	8,795,775	13,210,265
14,488	Alphabet, Inc., Class ‘C’ (a)	3,452,373	11,543,893
90,481	Mastercard, Inc., Class ‘A’	1,815,907	9,620,845
11,694	Alphabet, Inc., Class ‘A’ (a)	6,529,572	9,591,302
112,369	Visa, Inc., Class ‘A’	2,025,047	9,294,040
81,542	Automatic Data Processing, Inc.	2,531,110	8,234,927
		211,321,411	362,164,242
Materials 1.82%
212,992	Scotts Miracle-Gro Company, Class ‘A’	8,831,126	19,588,874
79,413	Praxair, Inc.	8,186,437	9,405,676
121,921	Royal Gold, Inc.	7,844,609	8,799,039
325,000	Tahoe Resources, Inc. (b)	2,498,865	2,964,649
		27,361,037	40,758,238
Utilities 0.81%
394,669	UGI Corporation	13,033,948	18,300,802
Total U.S. Common Stocks		871,983,748	1,480,479,763

International Common Stocks — 6.87%

Africa 0.08%
21,756	Randgold Resources Limited, ADR	1,296,964	1,847,955

Australia 0.99%
1,362,059	Newcrest Mining Limited	17,925,737	22,240,186

Canada 3.06%
963,302	Potash Corporation of Saskatchewan, Inc.	34,257,256	17,917,417
305,876	Agnico-Eagle Mines Limited	10,815,984	14,590,373

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2017

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 6.87% — (continued)

Canada 3.06% — (continued)
740,683	Goldcorp, Inc.	$20,048,900	$11,976,844
155,814	Franco-Nevada Corporation	6,600,119	10,134,945
183,577	Canadian Natural Resources Limited	5,115,920	5,549,986
152,263	Suncor Energy, Inc.	3,811,531	4,722,640
109,635	Imperial Oil Limited	3,388,626	3,604,369
		84,038,336	68,496,574
Curacao 0.78%
209,134	Schlumberger Limited	16,392,851	17,506,607

United Kingdom 1.96%
708,552	TechnipFMC PLC (a)	25,429,931	23,821,518
161,294	Willis Towers Watson PLC	11,232,685	20,182,718
		36,662,616	44,004,236
Total International Common Stocks		156,316,504	154,095,558
Total Common Stocks		1,028,300,252	1,634,575,321

Investment Company — 0.00*%
21,528	State Street Institutional U.S. Government Money Market Fund, Premier Class	21,528	21,528

OUNCES

Commodity — 8.44%
156,194	Gold bullion (a)	186,047,980	189,340,229

PRINCIPAL

U.S. Corporate Bonds — 1.09%
$600,000	Bausch & Lomb, Inc. 7.125% due 08/01/28	532,332	554,250
6,542,000	Citgo Petroleum Corporation 6.25% due 08/15/22 (c)	6,548,519	6,770,970
4,945,000	Veritas US, Inc. 7.50% due 02/01/23 (c)	4,641,005	4,722,475
12,404,000	Wachovia Capital Trust III 5.57% due 03/03/17 (d)(e)	12,298,501	12,248,950
Total U.S. Corporate Bonds		24,020,357	24,296,645

U.S. Treasury Bills — 4.90%
40,000,000	U.S. Treasury Bill 0.36% due 02/02/17	39,999,611	39,999,480
40,000,000	U.S. Treasury Bill 0.52% due 04/06/17	39,963,378	39,966,760
30,000,000	U.S. Treasury Bill 0.53% due 04/20/17	29,966,200	29,968,650
Total U.S. Treasury Bills		109,929,189	109,934,890

Commercial Paper — 13.37%

International Commercial Paper — 4.10%

Canada 0.84%
4,604,000 USD	Total Capital Limited 0.72% due 02/15/17	4,602,729	4,602,510
2,025,000 USD	Total Capital Limited 0.74% due 02/15/17	2,024,425	2,024,344
3,182,000 USD	Total Capital Limited 0.93% due 04/03/17	3,177,040	3,176,783
8,991,000 USD	Total Capital Limited 0.95% due 04/19/17	8,973,115	8,970,584

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2017

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 4.10% — (continued)

France 0.18%
1,009,000 USD	Essilor International 0.83% due 04/11/17	$1,007,414	$1,007,430
3,054,000 USD	Électricité de France SA 1.20% due 04/06/17	3,047,485	3,047,863

Italy 0.61%
13,654,000 USD	Eni S.p.A. 0.86% due 02/01/17	13,654,000	13,653,655

Japan 1.40%
22,543,000 USD	Hitachi Limited 0.86% due 02/01/17	22,543,000	22,542,408
6,743,000 USD	Honda Corporation 0.91% due 04/19/17	6,730,020	6,731,605
2,062,000 USD	Mitsubishi Company 0.89% due 03/22/17	2,059,530	2,059,766

Switzerland 0.86%
1,252,000 USD	Nestlé SA 0.54% due 02/08/17	1,251,871	1,251,842
1,447,000 USD	Nestlé SA 0.54% due 02/16/17	1,446,680	1,446,620
1,447,000 USD	Nestlé SA 0.54% due 02/17/17	1,446,659	1,446,594
4,438,000 USD	Roche Holdings, Inc. 0.50% due 02/14/17	4,437,215	4,436,885
5,003,000 USD	Roche Holdings, Inc. 0.51% due 02/01/17	5,003,000	5,002,912
5,011,000 USD	Roche Holdings, Inc. 0.51% due 02/03/17	5,010,861	5,010,734
783,000 USD	Roche Holdings, Inc. 0.51% due 02/06/17	782,945	782,917

United Kingdom 0.21%
1,517,000 USD	AstraZeneca PLC 1.13% due 04/05/17	1,514,000	1,514,939
3,182,000 USD	GlaxoSmithKline PLC 0.97% due 04/04/17	3,176,794	3,177,779
Total International Commercial Paper		91,888,783	91,888,170

U.S. Commercial Paper — 9.27%
$3,166,000	American Express Company 0.99% due 02/03/17	3,165,829	3,165,758
17,128,000	American Express Company 1.07% due 03/02/17	17,113,237	17,114,583
2,589,000	Anthem, Inc. 1.00% due 03/14/17	2,586,051	2,586,100
2,325,000	Apple, Inc. 0.79% due 04/05/17	2,321,826	2,321,883
1,591,000	Apple, Inc. 0.81% due 04/07/17	1,588,702	1,588,795
994,000	Campbell Soup Company 0.86% due 04/05/17	992,521	992,086
6,681,000	Chevron Corporation 0.66% due 02/16/17	6,679,191	6,679,251
1,545,000	Chevron Corporation 0.66% due 02/17/17	1,544,554	1,544,570
9,409,000	Chevron Corporation 0.71% due 03/08/17	9,402,597	9,403,195

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2017

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 9.27% — (continued)
$7,247,000	Chevron Corporation 0.81% due 03/10/17	$7,241,041	$7,242,273
7,117,000	Coca-Cola Company 0.67% due 02/09/17	7,115,956	7,115,927
12,515,000	Coca-Cola Company 0.67% due 02/10/17	12,512,935	12,512,900
4,831,000	Coca-Cola Company 0.75% due 03/07/17	4,827,624	4,828,027
2,697,000	Coca-Cola Company 0.87% due 05/12/17	2,690,557	2,690,856
4,503,000	Danaher Corporation 0.78% due 03/03/17	4,500,111	4,500,317
1,820,000	Danaher Corporation 0.86% due 03/08/17	1,818,496	1,818,726
1,735,000	Exxon Mobil Corporation 0.54% due 02/01/17	1,735,000	1,734,973
1,565,000	Exxon Mobil Corporation 0.56% due 02/13/17	1,564,713	1,564,671
8,580,000	Exxon Mobil Corporation 0.66% due 03/16/17	8,573,339	8,573,477
11,270,000	Kroger Company 0.86% due 02/01/17	11,270,000	11,269,704
2,697,000	McDonald’s Corporation 0.94% due 03/03/17	2,694,910	2,694,652
4,002,000	MetLife 0.71% due 02/03/17	4,001,844	4,001,785
5,917,000	MetLife 0.76% due 02/10/17	5,915,891	5,915,868
7,523,000	MetLife 0.95% due 03/03/17	7,517,170	7,517,992
5,682,000	MetLife 0.95% due 05/01/17	5,668,936	5,667,511
1,517,000	MetLife 0.98% due 04/10/17	1,514,249	1,514,340
1,376,000	MetLife 0.98% due 04/11/17	1,373,468	1,373,538
2,711,000	Microsoft Corporation 0.73% due 02/09/17	2,710,566	2,710,572
17,998,000	Microsoft Corporation 0.74% due 02/07/17	17,995,810	17,995,795
5,298,000	National Grid USA 1.02% due 03/06/17	5,293,143	5,292,761
1,499,000	National Grid USA 1.15% due 04/10/17	1,495,744	1,495,748
3,741,000	Qualcomm, Inc. 0.61% due 02/07/17	3,740,626	3,740,534
1,736,000	Qualcomm, Inc. 0.63% due 02/14/17	1,735,611	1,735,564
4,496,000	Qualcomm, Inc. 0.81% due 04/19/17	4,488,307	4,488,032
6,559,000	Schlumberger Investments SA 1.15% due 04/24/17	6,541,819	6,541,942
1,517,000	Schlumberger Investments SA 1.20% due 04/04/17	1,513,865	1,514,324
2,254,000	Sysco Corporation 0.88% due 02/01/17	2,254,000	2,253,941
4,496,000	Unilever Capital Corporation 0.80% due 04/18/17	4,488,502	4,488,528
4,831,000	United Parcel Service, Inc. 0.47% due 03/02/17	4,829,210	4,828,343
1,722,000	Walt Disney Company 0.61% due 02/24/17	1,721,340	1,721,250
2,439,000	Walt Disney Company 0.62% due 02/23/17	2,438,091	2,437,984
1,529,000	Walt Disney Company 0.81% due 04/12/17	1,526,621	1,526,717
7,254,000	Walt Disney Company 0.81% due 05/09/17	7,238,364	7,237,492
Total U.S. Commercial Paper		207,942,367	207,943,285
Total Commercial Paper		299,831,150	299,831,455
Total Investments — 100.67% (Cost: $1,648,150,456)			2,258,000,068
Liabilities in Excess of Other Assets — (0.67)%			(14,935,017)
Net Assets — 100.00%			$2,243,065,051

*	Less than 0.01%
(a)	Non-income producing security/commodity.
(b)

Represents a security registered under Regulation D. Regulation D provides exemptions for small companies to offer and sell their securities without having to register the securities under the Securities Act of 1933.

(c)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(d)	Floating rate security. Rate shown is the rate in effect at January 31, 2017.
(e)	Security has no maturity date. The date shown represents the next call date.

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2017

At January 31, 2017, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$665,035,396
Gross unrealized depreciation	(55,185,784)
Net unrealized appreciation	$609,849,612

Abbreviations used in this schedule include:

ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SA	— Société Anonyme
S.p.A.	— Società per Azioni

Currency

USD	— United States Dollar

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

U.S. Common Stocks
Consumer Discretionary	9.01%
Consumer Staples	0.84
Energy	4.18
Financials	20.69
Health Care	1.88
Industrials	10.62
Information Technology	16.15
Materials	1.82
Utilities	0.81
Total U.S. Common Stocks	66.00
International Common Stocks
Energy	2.46
Financials	0.90
Materials	3.51
Total International Common Stocks	6.87
Investment Company	0.00 *
Commodity	8.44
U.S. Corporate Bonds
Consumer Discretionary	0.03
Energy	0.30
Financials	0.55
Information Technology	0.21
Total U.S. Corporate Bonds	1.09
U.S. Treasury Bills	4.90
Commercial Paper
International Commercial Paper	4.10
U.S. Commercial Paper	9.27
Total Commercial Paper	13.37
Total Investments	100.67%

*    Less than 0.01%

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2017

FIRST EAGLE

Gold Fund

Consolidated Schedule of Investments • Period Ended January 31, 2017 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 70.95%

International Common Stocks — 57.48%

Africa 4.64%
665,677	Randgold Resources Limited, ADR	$15,476,669	$56,542,604

Australia 5.88%
4,393,004	Newcrest Mining Limited	103,831,325	71,730,538

Canada 35.53%
1,016,861	Franco-Nevada Corporation	22,125,313	66,141,875
3,715,245	Goldcorp, Inc.	91,988,621	60,075,512
2,949,275	Barrick Gold Corporation	68,976,281	54,384,631
1,000,387	Agnico-Eagle Mines Limited	31,899,223	47,718,748
3,921,097	Osisko Gold Royalties Limited	44,783,598	43,030,367
1,999,467	MAG Silver Corporation (a)	17,192,189	28,426,620
1,854,760	Detour Gold Corporation (a)	32,702,385	25,157,744
9,407,331	New Gold, Inc. (a)	22,269,492	25,086,216
7,700,300	B2Gold Corporation (a)	10,477,836	23,374,590
6,443,257	Eldorado Gold Corporation (a)	64,771,164	22,777,316
3,796,285	Novagold Resources, Inc. (a)	20,696,360	20,196,236
5,093,970	Dundee Precious Metals, Inc. (a)	9,291,866	11,509,143
537,100	Alamos Gold, Inc., Class ‘A’	3,271,265	4,028,508
1,288,400	Orla Mining Limited (a)	1,213,725	1,287,162
		441,659,318	433,194,668
Mexico 9.51%
4,074,782	Fresnillo PLC	15,877,335	74,481,839
1,756,596	Industrias Peñoles S.A.B. de C.V.	12,615,547	41,532,101
		28,492,882	116,013,940
South Africa 1.92%
1,840,964	AngloGold Ashanti Limited, ADR (a)	40,356,620	23,398,652
Total International Common Stocks		629,816,814	700,880,402

U.S. Common Stocks — 13.47%

Materials 13.47%
1,623,421	Newmont Mining Corporation	56,199,224	58,897,714
776,972	Royal Gold, Inc.	13,980,338	56,074,069
5,402,854	Tahoe Resources, Inc. (b)	58,894,641	49,284,824
Total U.S. Common Stocks		129,074,203	164,256,607
Total Common Stocks		758,891,017	865,137,009

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2017

SHARES	DESCRIPTION	COST	VALUE

Investment Company — 0.00*%
25,894	State Street Institutional U.S. Government Money Market Fund, Premier Class	$25,894	$25,894

Warrant — 0.01%

Canada — 0.01%
59,602	Osisko Gold Royalties Limited, Warrant expire 02/26/19 (a)	81,620	98,020

OUNCES

Commodities — 22.85%
184,205	Gold bullion (a)	140,140,459	223,295,554
3,149,995	Silver bullion (a)	58,487,088	55,314,532
Total Commodities		198,627,547	278,610,086

PRINCIPAL

International Convertible Bonds — 1.38%

Canada 1.38%
15,000,000 USD	Detour Gold Corporation 5.50% due 11/30/17 (c)(d)	15,000,000	15,140,625
2,500,000 USD	Primero Mining Corporation 5.75% due 02/28/20 (e)(f)	2,201,736	1,625,250
Total International Convertible Bonds		17,201,736	16,765,875

Commercial Paper — 4.68%

International Commercial Paper — 3.41%

Italy 1.29%
15,673,000 USD	Eni S.p.A. 0.86% due 02/01/17	15,673,000	15,672,604

Japan 2.12%
25,876,000 USD	Hitachi Limited 0.86% due 02/01/17	25,876,000	25,875,321
Total International Commercial Paper		41,549,000	41,547,925

U.S. Commercial Paper — 1.27%
$12,938,000	Kroger Company 0.86% due 02/01/17	12,938,000	12,937,660
2,588,000	Sysco Corporation 0.88% due 02/01/17	2,588,000	2,587,932
Total U.S. Commercial Paper		15,526,000	15,525,592
Total Commercial Paper		57,075,000	57,073,517
Total Investments — 99.87% (Cost: $1,031,902,814)			1,217,710,401
Other Assets in Excess of Liabilities — 0.13%			1,625,983
Net Assets — 100.00%			$1,219,336,384

*	Less than 0.01%
(a)	Non-income producing security/commodity.
(b)

Represents a security registered under Regulation D. Regulation D provides exemptions for small companies to offer and sell their securities without having to register the securities under the Securities Act of 1933.

(c)	This security is convertible until November 30, 2017.
(d)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $15,140,625 or 1.24% of net assets.
(e)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(f)	This security is convertible until February 28, 2020.

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2017

At January 31, 2017, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$346,523,287
Gross unrealized depreciation	(160,715,700)
Net unrealized appreciation	$185,807,587

Abbreviations used in this schedule include:

ADR	— American Depositary Receipt
C.V.	— Capital Variable
PLC	— Public Limited Company
S.p.A.	— Società per Azioni

Currency

USD	— United States Dollar

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
International Common Stocks
Materials	57.48%
Total International Common Stocks	57.48
U.S. Common Stocks
Materials	13.47
Total U.S. Common Stocks	13.47
Investment Company	0.00 *
Warrant	0.01
Commodities	22.85
International Convertible Bonds
Materials	1.38
Total International Convertible Bonds	1.38
Commercial Paper
International Commercial Paper	3.41
U.S. Commercial Paper	1.27
Total Commercial Paper	4.68
Total Investments	99.87%

*                 Less than 0.01%

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2017

FIRST EAGLE

Global Income Builder Fund

Schedule of Investments • Period Ended January 31, 2017 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 52.05%

International Common Stocks — 36.45%

Austria 0.83%
90,832	Mayr Melnhof Karton AG	$10,042,057	$10,241,649

Belgium 0.91%
131,182	Groupe Bruxelles Lambert SA	11,189,744	11,157,526

Bermuda 1.37%
160,000	Jardine Matheson Holdings Limited	8,396,815	9,875,200
537,434	Hiscox Limited	6,659,513	6,936,700
		15,056,328	16,811,900
Brazil 0.19%
4,245,517	Brasil Brokers Participacoes SA (a)	5,221,651	2,357,797

Canada 2.88%
644,005	Goldcorp, Inc.	14,518,484	10,413,561
159,945	Agnico-Eagle Mines Limited	4,155,128	7,629,423
348,482	Potash Corporation of Saskatchewan, Inc.	11,814,061	6,481,765
63,658	Franco-Nevada Corporation	2,551,898	4,140,644
275,850	Cenovus Energy, Inc.	7,570,286	3,759,835
95,933	Suncor Energy, Inc.	2,403,325	2,975,490
		43,013,182	35,400,718
Chile 0.73%
373,175	Cia Cervecerias Unidas SA, ADR	7,809,348	8,430,023
200,388	Quinenco SA	413,623	549,961
		8,222,971	8,979,984
Denmark 0.32%
109,595	ISS A/S	3,464,789	3,893,168

France 6.61%
421,928	Bouygues SA	12,521,910	15,328,882
219,363	Danone SA	14,766,930	13,732,166
152,429	Sanofi	14,870,336	12,257,111
558,267	Rexel SA	8,269,387	9,705,664
168,390	Cie de Saint-Gobain	7,754,204	8,270,852
273,523	Carrefour SA	7,879,675	6,689,297
98,422	Total SA	4,853,590	4,957,463
40,413	Thermador Groupe	3,409,425	3,615,708
91,258	Neopost SA	5,941,904	3,013,512
43,918	Legrand SA	2,160,460	2,549,681

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2017

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 36.45% — (continued)

France 6.61% — (continued)
4,980	LVMH Moet Hennessy Louis Vuitton SE	$736,427	$1,003,145
981	Christian Dior SE	155,593	210,474
		83,319,841	81,333,955
Germany 2.37%
163,286	HeidelbergCement AG	12,287,862	15,712,458
1,004,385	Telefonica Deutschland Holding AG	4,523,740	4,185,141
197,473	Hamburger Hafen und Logistik AG	4,717,771	4,017,227
21,487	Linde AG	2,893,776	3,489,719
120,109	SMT Scharf AG (a)	3,295,904	1,799,000
		27,719,053	29,203,545
Hong Kong 4.55%
12,987,500	Mandarin Oriental International Limited	22,128,977	16,234,375
3,239,151	Hopewell Holdings Limited	10,983,054	11,565,745
4,629,534	Hang Lung Properties Limited	11,596,245	11,393,624
1,749,774	Great Eagle Holdings Limited	5,919,319	7,958,551
1,193,083	Hysan Development Company Limited	5,499,319	5,437,412
3,056,192	Hopewell Highway Infrastructure Limited	1,476,209	1,609,899
351,093	Swire Properties Limited	981,134	987,895
67,700	Guoco Group Limited	589,955	762,865
		59,174,212	55,950,366
Ireland 0.22%
77,242	CRH PLC	1,795,585	2,691,620

Israel 0.12%
318,065	Israel Chemicals Limited	3,160,135	1,459,730

Japan 3.73%
463,800	KDDI Corporation	9,272,975	12,446,320
40,300	Fanuc Corporation	5,930,454	7,911,164
145,800	Hoya Corporation	3,549,754	6,355,749
163,900	Sompo Holdings, Inc.	3,797,086	5,948,651
370,200	Astellas Pharma, Inc.	3,588,164	4,962,339
137,600	Mitsubishi Estate Company Limited	2,528,292	2,635,373
213,500	Dexerials Corporation	2,060,879	2,348,481
61,000	Weathernews, Inc.	1,894,879	1,890,887
37,600	NTT DoCoMo, Inc.	898,839	901,288
19,600	Komatsu Limited	427,395	467,650
		33,948,717	45,867,902
Mexico 0.40%
270,387	Fresnillo PLC	4,330,288	4,942,331

Netherlands 1.28%
229,791	Sligro Food Group NV	8,224,837	8,322,390
38,897	HAL Trust	4,970,303	7,457,300
		13,195,140	15,779,690

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2017

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 36.45% — (continued)

New Zealand 0.33%
1,200,571	SKY Network Television Limited	$4,462,958	$4,087,185

Norway 0.75%
993,802	Orkla ASA	7,859,231	9,265,629

Romania 0.10%
200,000	Societatea Nationala de Gaze Naturale ROMGAZ SA, GDR (b)(c)	1,850,000	1,280,000

Russia 0.28%
687,492	Gazprom PJSC, ADR	5,077,143	3,399,648

Singapore 0.90%
10,157,800	Frasers Commercial Trust, REIT	10,283,731	9,045,332
8,325,700	Overseas Education Limited	5,229,085	2,097,154
		15,512,816	11,142,486
South Korea 0.70%
86,417	KT&G Corporation	6,701,583	7,473,461
35,288	Kia Motors Corporation	1,118,976	1,105,312
		7,820,559	8,578,773
Sweden 0.67%
210,953	Investor AB, Class ‘A’	6,088,519	8,238,335

Switzerland 1.84%
269,534	Nestlé SA	18,857,888	19,693,101
4,078	APG SGA SA	1,173,192	1,854,480
13,550	Cie Financiere Richemont SA	829,192	1,050,260
		20,860,272	22,597,841
Thailand 0.47%
952,800	Bangkok Bank PCL, NVDR	5,265,666	4,722,056
1,762,000	Thai Beverage PCL	512,015	1,081,442
		5,777,681	5,803,498
United Kingdom 3.90%
812,871	GlaxoSmithKline PLC	19,711,937	15,625,193
160,862	British American Tobacco PLC	8,720,206	9,914,838
276,043	Berkeley Group Holdings PLC	9,150,767	9,723,333
238,505	Diageo PLC	6,336,014	6,611,362
15,942	Willis Towers Watson PLC	1,787,756	1,994,823
782,467	esure Group PLC	2,527,920	1,980,498
55,225	Victrex PLC	1,188,416	1,319,987
782,467	Gocompare.Com Group PLC (a)	730,826	839,152
		50,153,842	48,009,186
Total International Common Stocks		448,316,714	448,474,462

U.S. Common Stocks — 15.60%

Consumer Discretionary 1.25%
92,807	Omnicom Group, Inc.	7,048,074	7,948,920

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2017

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 15.60% — (continued)

Consumer Discretionary 1.25% — (continued)

66,810	Tiffany & Company	$4,027,583	$5,259,283
100,083	H&R Block, Inc.	2,262,066	2,147,781
		13,337,723	15,355,984
Consumer Staples 0.24%
46,656	Colgate-Palmolive Company	2,612,501	3,013,045

Energy 1.48%
181,871	National Oilwell Varco, Inc.	9,640,821	6,876,543
134,653	ConocoPhillips	8,143,037	6,565,680
356,080	San Juan Basin Royalty Trust	6,002,453	2,681,282
25,373	Phillips 66	1,996,685	2,070,944
		25,782,996	18,194,449
Financials 3.27%
581,528	Weyerhaeuser Company, REIT	15,194,856	18,219,272
155,799	BB&T Corporation	5,504,245	7,196,356
119,394	Synchrony Financial	3,440,767	4,276,693
43,969	Cincinnati Financial Corporation	1,888,063	3,103,332
40,067	American Express Company	2,239,196	3,060,318
63,500	Bank of New York Mellon Corporation	2,315,020	2,840,355
29,088	U.S. Bancorp	1,166,481	1,531,483
		31,748,628	40,227,809
Health Care 0.61%
48,573	Anthem, Inc.	6,294,588	7,487,042

Industrials 2.86%
109,299	Deere & Company	8,844,559	11,700,458
47,526	3M Company	5,932,657	8,308,495
72,028	Union Pacific Corporation	5,901,724	7,676,744
111,960	Flowserve Corporation	4,484,064	5,503,954
46,255	Timken Company	1,518,462	2,053,722
		26,681,466	35,243,373
Information Technology 4.92%
336,175	Microsoft Corporation	10,783,452	21,733,714
219,609	Xilinx, Inc.	9,018,972	12,781,244
255,663	Oracle Corporation	10,774,428	10,254,643
127,742	Linear Technology Corporation	4,746,932	8,064,352
70,601	Texas Instruments, Inc.	3,327,464	5,333,199
23,240	Automatic Data Processing, Inc.	1,181,513	2,347,008
		39,832,761	60,514,160
Materials 0.49%
27,686	Praxair, Inc.	2,859,576	3,279,130
38,328	Royal Gold, Inc.	1,879,386	2,766,132
		4,738,962	6,045,262

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2017

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 15.60% — (continued)

Utilities 0.48%
127,584	UGI Corporation	$4,234,335	$5,916,070
Total U.S. Common Stocks		155,263,960	191,997,194
Total Common Stocks		603,580,674	640,471,656

U.S. Preferred Stocks — 0.14%

Financials 0.14%
67,936	MetLife, Inc., Series ‘A’	1,637,203	1,635,220
4,712	General American Investors Company, Inc., Series ‘B’	122,920	120,344
Total U.S. Preferred Stocks		1,760,123	1,755,564

Investment Company — 0.00*%
30,488	State Street Institutional U.S. Government Money Market Fund, Premier Class	30,488	30,488

OUNCES

Commodity — 2.55%
25,860	Gold bullion (a)	31,723,796	31,348,228

PRINCIPAL

Bonds — 33.03%

U.S. Corporate Bonds — 24.32%
$9,392,000	ACCO Brands Corporation 5.25% due 12/15/24 (b)	9,392,000	9,451,639
2,281,000	American Axle & Manufacturing, Inc. 6.25% due 03/15/21	2,320,675	2,349,430
4,392,000	American Axle & Manufacturing, Inc. 6.625% due 10/15/22	4,455,267	4,523,760
1,076,000	Aramark Services, Inc. 4.75% due 06/01/26 (b)	1,076,000	1,071,696
5,970,000	Aramark Services, Inc. 5.125% due 01/15/24 (b)	6,136,405	6,203,785
17,718,000	Bi-Lo LLC 9.25% due 02/15/19 (b)	17,506,584	14,613,806
2,941,000	Centene Corporation 4.75% due 01/15/25	2,941,000	2,902,385
6,624,000	CenturyLink, Inc. Series ‘W’ 6.75% due 12/01/23	6,709,177	6,814,440
2,306,000	Charter Communications Operating LLC 4.464% due 07/23/22	2,426,302	2,411,004
3,845,000	Charter Communications Operating LLC 4.908% due 07/23/25	4,109,739	4,043,056
13,847,000	Citgo Petroleum Corporation 6.25% due 08/15/22 (b)	13,707,448	14,331,645
8,817,000	Cloud Peak Energy Resources LLC 12.00% due 11/01/21	7,624,957	9,368,062
3,225,000	CNH Industrial Capital LLC 3.875% due 10/15/21	3,207,907	3,204,683
5,903,000	Crestwood Midstream Partners L.P. 6.00% due 12/15/20	4,628,532	6,080,090
2,859,000	DCP Midstream Operating L.P. 4.75% due 09/30/21 (b)	2,194,000	2,916,180
8,902,000	DCP Midstream Operating L.P. 5.35% due 03/15/20 (b)	8,415,109	9,347,100
1,545,000	DCP Midstream Operating L.P. 6.45% due 11/03/36 (b)	1,213,860	1,575,900
1,610,000	Diamond 1 Finance Corporation 3.48% due 06/01/19 (b)	1,619,069	1,643,124
4,220,000	Diamond 1 Finance Corporation 4.42% due 06/15/21 (b)	4,293,195	4,391,927
5,103,000	Diamond 1 Finance Corporation 6.02% due 06/15/26 (b)	5,119,791	5,509,612
6,633,000	Dollar Tree, Inc. 5.75% due 03/01/23	6,850,167	7,024,347
13,351,000	Frontier Communications Corporation 8.875% due 09/15/20	13,358,274	14,218,815
13,340,000	GameStop Corporation 5.50% due 10/01/19 (b)	13,304,007	13,573,450
7,033,000	Harland Clarke Holdings Corporation 9.75% due 08/01/18 (b)	6,944,826	7,230,205

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2017

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 24.32% — (continued)
$10,250,000	Huntington Ingalls Industries, Inc. 5.00% due 12/15/21 (b)	$10,586,093	$10,698,437
10,530,000	KLX, Inc. 5.875% due 12/01/22 (b)	10,485,143	11,030,175
4,015,000	Lamb Weston Holdings, Inc. 4.625% due 11/01/24 (b)	4,046,198	4,025,037
803,000	Lamb Weston Holdings, Inc. 4.875% due 11/01/26 (b)	803,000	804,004
2,309,000	LifePoint Health, Inc. 5.375% due 05/01/24 (b)	2,314,215	2,210,868
3,390,000	LifePoint Health, Inc. 5.875% due 12/01/23	3,469,170	3,373,050
2,623,000	Parker Drilling Company 6.75% due 07/15/22	2,331,356	2,268,895
8,542,000	Plantronics, Inc. 5.50% due 05/31/23 (b)	8,545,872	8,712,840
1,768,000	Post Holdings, Inc. 5.00% due 08/15/26 (b)	1,710,603	1,709,426
3,500,000	Post Holdings, Inc. 6.75% due 12/01/21 (b)	3,568,962	3,710,000
6,321,000	Quintiles IMS, Inc. 4.875% due 05/15/23 (b)	6,376,323	6,392,111
1,520,000	Spectrum Brands, Inc. 5.75% due 07/15/25	1,520,000	1,588,400
13,774,000	Sprint Capital Corporation 6.90% due 05/01/19	11,106,728	14,703,745
4,616,000	Taylor Morrison Communities, Inc. 5.875% due 04/15/23 (b)	4,629,429	4,800,640
3,219,000	Tesoro Corporation 4.75% due 12/15/23 (b)	3,219,000	3,307,523
1,609,000	Tesoro Corporation 5.125% due 12/15/26 (b)	1,609,000	1,677,383
2,500,000	Time Warner Cable LLC 5.85% due 05/01/17	2,527,025	2,527,313
2,710,000	Veritas US, Inc. 7.50% due 02/01/23 (b)	2,543,402	2,588,050
8,437,000	Vista Outdoor, Inc. 5.875% due 10/01/23	8,514,702	8,785,026
10,940,000	Vulcan Materials Company 4.50% due 04/01/25	11,203,213	11,456,040
6,773,000	Wachovia Capital Trust III 5.57% due 03/03/17 (d)(e)	6,715,368	6,688,337
4,695,000	WESCO Distribution, Inc. 5.375% due 12/15/21	4,810,314	4,871,062
2,693,000	WESCO Distribution, Inc. Series WI 5.375% due 06/15/24	2,696,667	2,743,494
6,868,000	Western Digital Corporation 7.375% due 04/01/23 (b)	6,984,013	7,554,800
4,356,000	Western Digital Corporation 10.50% due 04/01/24 (b)	4,368,820	5,129,190
10,254,000	Zebra Technologies Corporation 7.25% due 10/15/22	10,954,836	11,048,685
Total U.S. Corporate Bonds		287,193,743	299,204,672

International Bonds — 8.71%

International Corporate Bonds — 6.88%

Australia 1.40%
2,795,000 USD	Ausdrill Finance PTY Limited 6.875% due 11/01/19 (b)	2,684,121	2,815,963
13,933,000 USD	Nufarm Australia Limited 6.375% due 10/15/19 (b)	14,144,989	14,368,406
		16,829,110	17,184,369
Bermuda 1.15%
891,000 USD	Aircastle Limited 4.625% due 12/15/18	891,000	924,413
4,919,000 USD	Aircastle Limited 5.50% due 02/15/22	5,033,330	5,164,458
4,859,000 USD	Aircastle Limited 6.25% due 12/01/19	5,058,161	5,272,015
2,525,000 USD	Aircastle Limited 7.625% due 04/15/20	2,636,252	2,853,250
		13,618,743	14,214,136

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2017

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Bonds 6.88% — (continued)

Canada 2.18%
6,476,000 USD	New Gold, Inc. 6.25% due 11/15/22 (b)	$6,047,251	$6,492,190
500,000 USD	New Gold, Inc. 7.00% due 04/15/20 (b)	504,105	505,000
7,627,000 USD	Open Text Corporation 5.625% due 01/15/23 (b)	7,629,618	7,932,080
6,981,000 USD	Open Text Corporation 5.875% due 06/01/26 (b)	7,068,593	7,312,597
4,283,000 USD	Precision Drilling Corporation 7.75% due 12/15/23 (b)	4,283,000	4,625,640
		25,532,567	26,867,507
France 1.45%
6,881,820 USD	Rexel SA 5.25% due 06/15/20 (b)	6,927,337	7,096,877
10,468,000 USD	SFR Group SA 6.00% due 05/15/22 (b)	10,492,288	10,768,955
		17,419,625	17,865,832
Germany 0.09%
1,099,000 USD	IHO Verwaltungs GmbH 4.50% due 09/15/23 (b)(f)	1,099,000	1,088,010

Netherlands 0.42%
4,847,000 USD	NXP BV 4.625% due 06/01/23 (b)	4,897,965	5,125,702

United Kingdom 0.19%
2,210,000 USD	Jaguar Land Rover Automotive PLC 5.625% due 02/01/23 (b)	2,199,624	2,314,975
Total International Corporate Bonds		81,596,634	84,660,531

International Government Bonds — 1.83%

Mexico 0.89%
129,730,000 MXN	Mexican Bonos 4.75% due 06/14/18	8,508,402	6,067,066
103,280,000 MXN	Mexican Bonos 6.50% due 06/10/21	5,735,713	4,842,965
		14,244,115	10,910,031

Poland 0.14%
6,871,000 PLN	Poland Government Bond 3.25% due 07/25/19	1,778,297	1,755,196

Singapore 0.80%
12,124,000 SGD	Singapore Government Bond 2.375% due 04/01/17	9,134,256	8,624,054

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2017

PRINCIPAL	DESCRIPTION	COST	VALUE

International Government Bonds 1.83% — (continued)

Singapore 0.80% — (continued)
1,568,000 SGD	Singapore Government Bond 3.25% due 09/01/20	$1,228,859	$1,177,655
		10,363,115	9,801,709
Total International Government Bonds		26,385,527	22,466,936
Total International Bonds		107,982,161	107,127,467
Total Bonds		395,175,904	406,332,139

Bank Loans — 1.95%

United States 1.95%
6,778,000 USD	Caelus Energy Alaska O3 LLC, Second Lien Term Loan 8.75% due 04/15/20	6,696,206	5,998,530
6,966,896 USD	Libbey Glass, Inc., Term Loan B 3.75% due 04/09/21	6,965,569	7,001,731
6,112,305 USD	OSG Bulk Ships, Inc., Exit Term Loan 5.25% due 08/05/19	6,100,070	6,012,980
6,033,813 USD	Osum Productions Corporation 6.50% due 07/28/20	5,939,142	5,008,064
Total Bank Loans		25,700,987	24,021,305

U.S. Treasury Bills — 2.44%
$15,000,000	U.S. Treasury Bill 0.524% due 04/06/17	14,986,267	14,987,535
15,000,000	U.S. Treasury Bill 0.535% due 04/20/17	14,982,937	14,984,325
Total U.S. Treasury Bills		29,969,204	29,971,860

Commercial Paper — 7.61%

International Commercial Paper — 5.54%

Italy 2.09%
25,718,000 USD	Eni S.p.A. 0.86% due 02/01/17	25,718,000	25,717,350

Japan 3.45%
42,460,000 USD	Hitachi Limited 0.86% due 02/01/17	42,460,000	42,458,886
Total International Commercial Paper		68,178,000	68,176,236

U.S. Commercial Paper — 2.07%
$21,230,000	Kroger Company 0.86% due 02/01/17	21,230,000	21,229,443
4,246,000	Sysco Corporation 0.88% due 02/01/17	4,246,000	4,245,888
Total U.S. Commercial Paper		25,476,000	25,475,331
Total Commercial Paper		93,654,000	93,651,567
Total Investments — 99.77% (Cost: $1,181,595,176)			1,227,582,807
Other Assets in Excess of Liabilities — 0.23%			2,854,414
Net Assets — 100.00%			$1,230,437,221

*	Less than 0.01%
(a)	Non-income producing security/commodity.
(b)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)	Security is valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $1,280,000 or 0.10% of net assets.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2017

(d)	Security has no maturity date. The date shown represents the next call date.
(e)	Floating rate security. Rate shown is the rate in effect at January 31, 2017.
(f)	Payment-in-kind security.

At January 31, 2017, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$110,139,804
Gross unrealized depreciation	(64,152,173)
Net unrealized appreciation	$45,987,631

Abbreviations used in this schedule include:

ADR	— American Depositary Receipt
AG	— Aktien Gesellschaft
A/S	— Aktieselskab
ASA	— Norwegian Public Limited Company
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PCL	— Public Company Limited
PJSC	— Public Joint Stock Company
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SA	— Société Anonyme
SE	— Societas Europaea
S.p.A.	— Società per Azioni

Currencies

MXN	— Mexican Peso
PLN	— Polish Zloty
SGD	— Singapore Dollar
USD	— United States Dollar

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JANUARY 31, 2017	UNREALIZED APPRECIATION AT JANUARY 31, 2017	UNREALIZED DEPRECIATION AT JANUARY 31, 2017
02/15/17	3,790,000	Euro	$4,286,244	$4,093,183	$193,061	$—
03/15/17	3,303,000	Euro	3,668,312	3,571,855	96,457	—
04/19/17	4,606,000	Euro	5,050,894	4,989,729	61,165	—
05/17/17	3,392,000	Euro	3,624,758	3,679,466	—	(54,708)
06/21/17	5,938,000	Euro	6,300,307	6,452,605	—	(152,298)
02/15/17	312,000	British Pound	393,994	392,579	1,415	—
03/15/17	3,094,000	British Pound	3,764,779	3,895,682	—	(130,903)
02/15/17	225,946,000	Japanese Yen	2,247,976	2,001,764	246,212	—
03/15/17	121,460,000	Japanese Yen	1,175,753	1,077,258	98,495	—
04/19/17	148,182,000	Japanese Yen	1,391,224	1,316,468	74,756	—
05/17/17	258,023,000	Japanese Yen	2,305,032	2,295,336	9,696	—
			$34,209,273	$33,765,925	$781,257	$(337,909)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2017

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
International Common Stocks
Consumer Discretionary	3.04%
Consumer Staples	7.42
Energy	1.32
Financials	7.17
Health Care	3.19
Industrials	6.81
Information Technology	0.50
Materials	5.58
Telecommunication Services	1.42
Total International Common Stocks	36.45
U.S. Common Stocks
Consumer Discretionary	1.25
Consumer Staples	0.24
Energy	1.48
Financials	3.27
Health Care	0.61
Industrials	2.86
Information Technology	4.92
Materials	0.49
Utilities	0.48
Total U.S. Common Stocks	15.60
U.S. Preferred Stocks
Financials	0.14
Total U.S. Preferred Stocks	0.14
Investment Company	0.00 *
Commodity	2.55
U.S. Corporate Bonds
Consumer Discretionary	3.73
Consumer Staples	2.72
Energy	4.13
Financials	0.54
Health Care	0.69
Industrials	4.87
Information Technology	4.03
Telecommunication Services	3.61
Total U.S. Corporate Bonds	24.32
International Corporate Bonds
Consumer Discretionary	0.28
Energy	0.38
Financials	1.38
Industrials	0.58
Information Technology	1.65
Materials	1.74
Telecommunication Services	0.87
Total International Corporate Bonds	6.88
International Government Bonds
Government Issues	1.83
Total International Government Bonds	1.83
Bank Loans	1.95
U.S. Treasury Bills	2.44
Commercial Paper
International Commercial Paper	5.54
U.S. Commercial Paper	2.07
Total Commercial Paper	7.61
Total Investments	99.77%

*            Less than 0.01%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2017

FIRST EAGLE

High Yield Fund

Schedule of Investments • Period Ended January 31, 2017 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stock — 0.02%

Industrials 0.02%
119,580	Rex Energy Corporation (a)(b)(c)	$374,284	$78,791

PRINCIPAL

Bonds — 79.14%

U.S. Corporate Bonds — 61.89%
$4,362,000	ACCO Brands Corporation 5.25% due 12/15/24 (d)	4,362,000	4,389,699
1,885,000	AdvancePierre Foods Holdings, Inc. 5.50% due 12/15/24 (d)	1,885,000	1,922,700
4,358,000	Alliance One International, Inc. 9.875% due 07/15/21	3,811,255	3,720,643
2,909,000	American Axle & Manufacturing, Inc. 6.25% due 03/15/21	2,909,000	2,996,270
3,278,000	American Axle & Manufacturing, Inc. 6.625% due 10/15/22	3,302,729	3,376,340
6,161,000	AMN Healthcare, Inc. 5.125% due 10/01/24 (d)	6,194,827	6,176,402
942,000	Antero Resources Corporation 5.00% due 03/01/25 (d)	942,000	920,805
2,259,000	Antero Resources Corporation 5.375% due 11/01/21	2,272,576	2,318,299
8,582,000	Antero Resources Corporation 5.625% due 06/01/23	8,586,459	8,753,640
1,556,000	Aramark Services, Inc. 4.75% due 06/01/26 (d)	1,570,227	1,549,776
3,003,000	Aramark Services, Inc. 5.125% due 01/15/24 (d)	3,086,331	3,120,597
5,156,000	Ashtead Capital, Inc. 6.50% due 07/15/22 (d)	5,347,673	5,394,465
16,523,000	Bi-Lo LLC 8.625% due 09/15/18 (d)(e)	15,497,497	10,079,030
11,088,000	Bi-Lo LLC 9.25% due 02/15/19 (d)	11,096,121	9,145,382
5,341,000	CCO Holdings LLC 6.625% due 01/31/22	5,465,655	5,527,935
3,271,000	Centene Corporation 4.75% due 05/15/22	3,324,770	3,320,065
4,123,000	Centene Corporation 5.625% due 02/15/21	4,239,827	4,328,325
3,984,000	CenturyLink, Inc. Series ‘S’ 6.45% due 06/15/21	4,097,934	4,233,000
4,968,000	CenturyLink, Inc. Series ‘W’ 6.75% due 12/01/23	5,011,324	5,110,830
465,000	Charter Communications Operating LLC 4.908% due 07/23/25	465,000	488,952
6,175,000	Chemtura Corporation 5.75% due 07/15/21	6,194,318	6,422,000
6,799,000	Citgo Petroleum Corporation 6.25% due 08/15/22 (d)	6,724,264	7,036,965
7,953,000	Cloud Peak Energy Resources LLC 12.00% due 11/01/21	6,705,943	8,450,062
1,559,000	CNH Industrial Capital LLC 3.875% due 10/15/21	1,550,737	1,549,178
600,000	Crestwood Midstream Partners L.P. 6.00% due 12/15/20	581,142	618,000
6,755,000	Crestwood Midstream Partners L.P. 6.125% due 03/01/22	6,848,905	6,984,670
3,692,000	Crown Americas LLC 4.50% due 01/15/23	3,779,110	3,770,455
4,372,000	DaVita, Inc. 5.00% due 05/01/25	4,387,815	4,267,072
6,386,000	DCP Midstream Operating L.P. 4.75% due 09/30/21 (d)	4,691,251	6,513,720
835,000	Diamond 1 Finance Corporation 3.48% due 06/01/19 (d)	839,703	852,179
3,670,000	Diamond 1 Finance Corporation 4.42% due 06/15/21 (d)	3,774,392	3,819,519
2,787,000	Diamond 1 Finance Corporation 6.02% due 06/15/26 (d)	2,795,313	3,009,071

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2017

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 61.89% — (continued)
$4,740,000	Diamond 1 Finance Corporation 7.125% due 06/15/24 (d)	$4,908,177	$5,189,726
4,533,000	Dollar Tree, Inc. 5.75% due 03/01/23	4,757,177	4,800,447
2,626,000	Envision Healthcare Corporation 6.25% due 12/01/24 (d)	2,626,000	2,763,865
955,000	EP Energy LLC 8.00% due 11/29/24 (d)	955,000	1,031,400
3,031,021	EP Energy LLC 9.375% due 05/01/20	2,710,385	3,031,021
3,790,000	Fresenius Medical Care US Finance II, Inc. 5.625% due 07/31/19 (d)	4,113,639	4,041,088
1,036,000	Fresenius Medical Care US Finance II, Inc. 6.50% due 09/15/18 (d)	1,113,785	1,098,160
1,376,000	Fresenius Medical Care US Finance, Inc. 6.875% due 07/15/17	1,409,753	1,403,520
2,894,000	Frontier Communications Corporation 7.125% due 03/15/19	2,962,655	3,082,110
5,421,000	Frontier Communications Corporation 8.50% due 04/15/20	5,880,011	5,776,618
835,000	Frontier Communications Corporation 8.875% due 09/15/20	842,700	889,275
7,251,000	GameStop Corporation 5.50% due 10/01/19 (d)	7,240,231	7,377,892
200,000	GameStop Corporation 6.75% due 03/15/21 (d)	201,460	203,500
3,244,000	Genesis Energy L.P. 6.00% due 05/15/23	3,244,000	3,333,210
6,986,000	Global Partners L.P. 6.25% due 07/15/22	7,035,897	6,724,025
5,864,000	Harland Clarke Holdings Corporation 6.875% due 03/01/20 (d)	5,873,343	5,820,020
3,062,000	Harland Clarke Holdings Corporation 9.75% due 08/01/18 (d)	3,027,012	3,147,858
8,500,000	HCA, Inc. 3.75% due 03/15/19	8,608,835	8,648,750
940,000	HCA, Inc. 4.50% due 02/15/27	940,000	927,075
3,349,000	Huntington Ingalls Industries, Inc. 5.00% due 12/15/21 (d)	3,489,433	3,495,519
7,070,000	International Lease Finance Corporation 8.75% due 03/15/17	7,129,054	7,127,055
2,000,000	International Lease Finance Corporation 8.875% due 09/01/17	2,082,159	2,080,000
5,567,000	Kemet Corporation 10.50% due 05/01/18	5,564,967	5,580,917
3,845,000	KFC Holding Company 5.00% due 06/01/24 (d)	3,956,165	3,917,094
600,000	KFC Holding Company 5.25% due 06/01/26 (d)	608,161	606,996
4,583,000	KLX, Inc. 5.875% due 12/01/22 (d)	4,585,506	4,800,692
471,000	Koppers, Inc. 6.00% due 02/15/25 (d)	471,000	487,485
1,939,000	Lamb Weston Holdings, Inc. 4.625% due 11/01/24 (d)	1,954,065	1,943,848
388,000	Lamb Weston Holdings, Inc. 4.875% due 11/01/26 (d)	388,000	388,485
5,080,000	LifePoint Health, Inc. 5.375% due 05/01/24 (d)	5,082,596	4,864,100
5,327,000	Magnachip Semiconductor Corporation 6.625% due 07/15/21	5,310,395	4,714,395
2,871,000	Men’s Wearhouse, Inc. 7.00% due 07/01/22	2,427,042	2,691,563
470,000	MGIC Investment Corporation 5.75% due 08/15/23	470,000	491,150
233,000	MPT Operating Partnership L.P. 5.25% due 08/01/26	233,000	228,923
2,581,000	MPT Operating Partnership L.P. 6.375% due 02/15/22	2,661,698	2,671,335
5,736,000	NGL Energy Partners L.P. 7.50% due 11/01/23 (d)	5,736,000	6,037,140
3,732,000	Parker Drilling Company 6.75% due 07/15/22	3,783,521	3,228,180
134,000	Parker Drilling Company 7.50% due 08/01/20	134,000	121,270

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2017

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 61.89% — (continued)
$3,674,000	Plantronics, Inc. 5.50% due 05/31/23 (d)	$3,682,624	$3,747,480
1,000,000	Post Holdings, Inc. 5.00% due 08/15/26 (d)	967,536	966,870
980,000	Post Holdings, Inc. 6.75% due 12/01/21 (d)	986,806	1,038,800
2,467,000	Quintiles IMS, Inc. 4.875% due 05/15/23 (d)	2,504,995	2,494,754
800,000	Quintiles IMS, Inc. 5.00% due 10/15/26 (d)	800,000	805,328
5,386,000	Radio Systems Corporation 8.375% due 11/01/19 (d)	5,415,869	5,621,637
5,001,000	Rex Energy Corporation 1.00% due 10/01/20 (f)	7,001,331	2,825,565
5,130,000	Shea Homes L.P. 5.875% due 04/01/23 (d)	5,250,688	5,130,000
4,720,000	Silgan Holdings, Inc. 5.50% due 02/01/22	4,701,843	4,879,300
3,968,000	Spectrum Brands, Inc. 5.75% due 07/15/25	4,032,851	4,146,560
6,349,000	Sprint Capital Corporation 6.90% due 05/01/19	5,126,663	6,777,557
7,500,000	Sprint Communications, Inc. 7.00% due 08/15/20	7,703,697	8,025,000
3,228,000	Taylor Morrison Communities, Inc. 5.875% due 04/15/23 (d)	3,237,384	3,357,120
1,494,000	Tesoro Corporation 4.75% due 12/15/23 (d)	1,494,000	1,535,085
747,000	Tesoro Corporation 5.125% due 12/15/26 (d)	747,000	778,748
555,000	Time Warner Cable LLC 5.85% due 05/01/17	561,000	561,063
2,914,000	Time, Inc. 5.75% due 04/15/22 (d)	2,914,000	2,994,135
233,000	Valvoline, Inc. 5.50% due 07/15/24 (d)	233,000	244,650
1,275,000	Veritas US, Inc. 7.50% due 02/01/23 (d)	1,196,619	1,217,625
4,887,000	Vista Outdoor, Inc. 5.875% due 10/01/23	4,908,947	5,088,589
2,073,000	Wachovia Capital Trust III 5.57% due 03/03/17 (g)(h)	2,070,417	2,047,088
4,523,000	WESCO Distribution, Inc. 5.375% due 12/15/21	4,657,058	4,692,613
1,377,000	WESCO Distribution, Inc. Series WI 5.375% due 06/15/24	1,378,869	1,402,819
3,386,000	Western Digital Corporation 7.375% due 04/01/23 (d)	3,443,163	3,724,600
2,142,000	Western Digital Corporation 10.50% due 04/01/24 (d)	2,148,309	2,522,205
4,269,000	Zebra Technologies Corporation 7.25% due 10/15/22	4,548,471	4,599,848
Total U.S. Corporate Bonds		348,571,060	346,156,792

International Bonds — 17.25%

International Corporate Bonds — 16.77%

Australia 2.24%
4,114,000 USD	Ausdrill Finance PTY Limited 6.875% due 11/01/19 (d)	3,723,487	4,144,855
8,149,000 USD	Nufarm Australia Limited 6.375% due 10/15/19 (d)	8,247,910	8,403,656
		11,971,397	12,548,511
Bermuda 1.39%
1,707,000 USD	Aircastle Limited 4.625% due 12/15/18	1,707,000	1,771,013
900,000 USD	Aircastle Limited 6.75% due 04/15/17	905,539	909,000
4,515,000 USD	Aircastle Limited 7.625% due 04/15/20	4,620,705	5,101,950
		7,233,244	7,781,963
Canada 5.25%
8,240,000 USD	Jupiter Resources, Inc. 8.50% due 10/01/22 (d)	7,971,911	7,292,400

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2017

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Bonds 16.77% — (continued)

Canada 5.25% — (continued)
5,338,000 USD	New Gold, Inc. 6.25% due 11/15/22 (d)	$5,258,115	$5,351,345
1,974,000 USD	New Gold, Inc. 7.00% due 04/15/20 (d)	1,982,396	1,993,740
8,500,000 USD	Open Text Corporation 5.625% due 01/15/23 (d)	8,550,569	8,840,000
2,546,000 USD	Open Text Corporation 5.875% due 06/01/26 (d)	2,562,185	2,666,935
2,068,000 USD	Precision Drilling Corporation 7.75% due 12/15/23 (d)	2,068,000	2,233,440
942,000 USD	Ritchie Bros Auctioneers, Inc. 5.375% due 01/15/25 (d)	942,000	962,017
		29,335,176	29,339,877
France 1.66%
3,234,000 USD	Rexel SA 5.25% due 06/15/20 (d)	3,221,213	3,335,062
5,769,000 USD	SFR Group SA 6.00% due 05/15/22 (d)	5,806,874	5,934,859
		9,028,087	9,269,921
Germany 0.28%
1,609,174 USD	IHO Verwaltungs GmbH 4.50% due 09/15/23 (d)(e)	1,606,473	1,593,082

Ireland 0.24%
1,000,000 USD	Ardagh Packaging Finance PLC 144A 4.156% due 05/15/21 (d)(g)	995,655	1,026,250
300,000 USD	Ardagh Packaging Finance PLC 144A 4.625% due 05/15/23 (d)	300,000	302,813
		1,295,655	1,329,063
Netherlands 2.13%
1,880,000 USD	CNH Industrial NV 4.50% due 08/15/23	1,880,000	1,881,128
4,513,000 USD	NXP BV 4.625% due 06/01/23 (d)	4,562,535	4,772,498
5,033,000 USD	VTR Finance BV 6.875% due 01/15/24 (d)	5,108,272	5,284,650
		11,550,807	11,938,276
United Kingdom 3.58%
13,587,162 USD	EnQuest PLC 7.00% due 10/15/23 (d)(e)(i)	10,774,682	10,597,987
2,875,000 USD	Inmarsat Finance PLC 4.875% due 05/15/22 (d)	2,745,722	2,817,500
948,000 USD	Inmarsat Finance PLC 6.50% due 10/01/24 (d)	948,000	973,482
790,000 USD	Jaguar Land Rover Automotive PLC 5.625% due 02/01/23 (d)	790,000	827,525

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2017

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Bonds 16.77% — (continued)

United Kingdom 3.58% — (continued)
4,685,000 USD	Virgin Media Secured Finance PLC 5.50% due 01/15/25 (d)	$4,690,232	$4,802,125
		19,948,636	20,018,619
Total International Corporate Bonds		91,969,475	93,819,312

International Government Bond — 0.48%

Mexico 0.48%
57,560,000 MXN	Mexican Bonos 4.75% due 06/14/18	2,848,201	2,691,901
Total International Bonds		94,817,676	96,511,213
Total Bonds		443,388,736	442,668,005

Bank Loans — 9.53%

United States 9.53%
5,617,834 USD	BJ’s Wholesale Club, Inc., Second Lien Term Loan 8.50% due 03/26/20	5,603,903	5,603,790
3,764,000 USD	BJ’s Wholesale Club, Inc., 2017 Second Lien Term Loan 8.50% due 01/27/25	3,726,360	3,801,640
5,968,052 USD	Cactus Wellhead LLC, Tranche B Term Loan 7.00% due 07/31/20	4,884,611	5,654,729
10,782,000 USD	Caelus Energy Alaska O3 LLC, Second Lien Term Loan 8.75% due 04/15/20	10,614,826	9,542,070
3,824,847 USD	CBAC Borrower LLC, Term Loan B 8.25% due 07/02/20	3,877,397	3,834,408
471,000 USD	Columbus McKinnon Corporation, Term Loan B 4.00% due 01/20/24	468,645	473,944
3,964,579 USD	OSG Bulk Ships, Inc., Exit Term Loan 5.25% due 08/05/19	3,954,692	3,900,155
6,260,730 USD	Osum Productions Corporation 6.50% due 07/28/20	6,162,480	5,196,406
11,723,817 USD	Payless, Inc., First Lien Term Loan 5.00% due 03/11/21	10,690,203	6,013,380
1,202,000 USD	Payless, Inc., Second Lien Term Loan 8.50% due 03/11/22	1,193,380	132,220
10,467,379 USD	True Religion Apparel, Inc., First Lien Term Loan 5.88% due 07/30/19	10,202,653	2,132,729
5,610,290 USD	Water Pik Technologies, Inc., First Lien Term Loan 5.75% due 07/08/20	5,549,224	5,619,659
1,401,000 USD	Water Pik Technologies, Inc., Second Lien Term Loan 9.75% due 01/09/21	1,407,972	1,397,497
Total Bank Loans		68,336,346	53,302,627

Commercial Paper — 11.13%

International Commercial Paper — 8.10%

Italy 3.06%
17,095,000 USD	Eni S.p.A. 0.86% due 02/01/17	17,095,000	17,094,568

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2017

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 8.10% — (continued)

Japan 5.04%
28,224,000 USD	Hitachi Limited 0.86% due 02/01/17	$28,224,000	$28,223,259
Total International Commercial Paper		45,319,000	45,317,827

U.S. Commercial Paper — 3.03%
$14,112,000	Kroger Company 0.86% due 02/01/17	14,112,000	14,111,630
2,822,000	Sysco Corporation 0.88% due 02/01/17	2,822,000	2,821,926
Total U.S. Commercial Paper		16,934,000	16,933,556
Total Commercial Paper		62,253,000	62,251,383

SHARES

Investment Company — 0.00*%
20,021	State Street Institutional U.S. Government Money Market Fund, Premier Class	20,021	20,021
Total Investments — 99.82% (Cost: $574,372,387)			558,320,827
Other Assets in Excess of Liabilities — 0.18%			999,595
Net Assets — 100.00%			$559,320,422

*	Less than 0.01%
(a)	Non-income producing security/commodity.
(b)	Represents a security that is subject to legal or contractual restrictions on resale. At January 31, 2017, the value of this security amounted to $78,791 or 0.02% of net assets.
(c)	Security is valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $78,791 or 0.02% of net assets.
(d)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(e)	Payment-in-kind security.
(f)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of January 31, 2017. Maturity date disclosed is the ultimate maturity date.
(g)	Floating rate security. Rate shown is the rate in effect at January 31, 2017.
(h)	Security has no maturity date. The date shown represents the next call date.
(i)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At January 31, 2017, cost is substantially identical for both book and federal income tax purposes. Net unrealized depreciation consisted of:

Gross unrealized appreciation	$15,229,716
Gross unrealized depreciation	(31,281,276)
Net unrealized depreciation	$(16,051,560)

Abbreviations used in this schedule include:
PLC	—	Public Limited Company
SA	—	Société Anonyme
S.p.A.	—	Società per Azioni

Currencies
MXN	—	Mexican Peso
USD	—	United States Dollar

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2017

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Rex Energy Corporation	03/31/16	$374,284	$0.66

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
U.S. Common Stock
Industrials	0.02%
Total U.S. Common Stock	0.02
U.S. Corporate Bonds
Consumer Discretionary	12.52
Consumer Staples	5.82
Energy	10.27
Financials	3.66
Health Care	6.37
Industrials	6.82
Information Technology	4.98
Materials	1.28
Telecommunication Services	9.09
Utilities	1.08
Total U.S. Corporate Bonds	61.89
International Corporate Bonds
Consumer Discretionary	0.43
Energy	3.60
Financials	2.13
Industrials	1.35
Information Technology	2.91
Materials	2.82
Telecommunication Services	3.53
Total International Corporate Bonds	16.77
International Government Bond
Government Issues	0.48
Total International Government Bond	0.48
Bank Loans	9.53
Commercial Paper
International Commercial Paper	8.10
U.S. Commercial Paper	3.03
Total Commercial Paper	11.13
Investment Company	0.00 *
Total Investments	99.82%

* Less than 0.01%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2017

FIRST EAGLE

Fund of America

Schedule of Investments • Period Ended January 31, 2017 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 98.75%

U.S. Common Stocks — 93.89%

Consumer Discretionary 10.14%
1,602,140	Wyndham Worldwide Corporation	$51,874,808	$126,665,189
805,105	Lowe’s Companies, Inc. (a)	32,119,641	58,837,073
564,555	Visteon Corporation (b)	36,230,910	50,567,191
		120,225,359	236,069,453
Consumer Staples 8.26%
1,496,906	Tyson Foods, Inc., Class ‘A’ (a)	65,536,929	93,990,728
673,770	Post Holdings, Inc. (a)(b)	52,309,364	56,381,074
243,675	Casey’s General Stores, Inc. (a)	29,027,181	27,998,257
702,015	Dean Foods Company	15,110,247	13,942,018
		161,983,721	192,312,077
Energy 5.12%
1,042,602	Marathon Petroleum Corporation (a)	52,751,043	50,097,026
1,020,255	SemGroup Corporation, Class ‘A’ (a)	38,588,008	40,504,123
912,015	Plains All American Pipeline L.P.	23,785,651	28,628,151
		115,124,702	119,229,300
Financials 1.19%
188,445	S&P Global, Inc.	21,470,556	22,647,320
236,850	Ally Financial, Inc.	4,929,195	5,002,272
		26,399,751	27,649,592
Health Care 17.37%
7,589,215	Halozyme Therapeutics, Inc. (a)(b)	77,712,842	87,655,433
211,700	Biogen, Inc. (a)(b)	56,048,035	58,691,708
634,805	Eagle Pharmaceuticals, Inc. (a)(b)	34,928,199	43,934,854
3,506,330	Allscripts Healthcare Solutions, Inc. (b)	47,332,213	41,059,124
1,106,421	Alere, Inc. (b)	45,360,703	40,937,577
1,022,549	Medicines Company (b)	37,990,517	36,862,892
268,515	Laboratory Corporation of America Holdings (b)	36,522,999	36,037,398
3,365,225	Innoviva, Inc. (a)(b)	71,868,482	35,671,385
1,102,004	Intrexon Corporation (b)	27,093,806	23,318,405
		434,857,796	404,168,776
Industrials 13.42%
722,390	General Dynamics Corporation (a)	97,405,605	130,810,381
3,472,684	Pitney Bowes, Inc.	51,216,745	55,285,130
1,179,946	Armstrong World Industries, Inc. (b)	48,590,230	47,138,843

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2017

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 93.89% — (continued)

Industrials 13.42% — (continued)
1,313,205	Univar, Inc. (a)(b)	$24,253,594	$39,159,773
588,075	KLX, Inc. (b)	27,393,108	28,809,794
242,060	The Advisory Board Company (b)	10,803,926	11,013,730
		259,663,208	312,217,651
Information Technology 8.38%
1,382,600	eBay, Inc. (b)	33,153,120	44,008,158
2,639,630	HP, Inc. (a)	40,407,193	39,726,431
582,600	CDK Global, Inc. (a)	34,354,532	36,441,630
671,865	Yahoo!, Inc. (a)(b)	24,706,593	29,609,091
447,500	Seagate Technology PLC (a)	15,487,887	20,204,625
711,035	Hewlett-Packard Enterprise Company	5,253,756	16,126,274
316,002	Versum Materials, Inc. (b)	6,905,039	8,832,256
		160,268,120	194,948,465
Materials 30.01%
1,464,960	Packaging Corporation of America (a)	84,283,188	135,040,013
519,735	Martin Marietta Materials, Inc. (a)	77,996,639	119,331,156
1,566,390	Sealed Air Corporation	37,045,097	75,969,915
703,215	Albemarle Corporation (a)	46,836,802	65,145,837
455,920	Air Products & Chemicals, Inc. (a)	60,916,102	63,719,379
2,080,894	Olin Corporation	43,443,631	54,540,232
939,081	International Paper Company (a)	49,439,924	53,151,985
675,270	WR Grace & Company	28,763,964	46,823,222
1,452,538	GCP Applied Technologies, Inc. (b)	23,534,266	39,145,899
1,515,778	Allegheny Technologies, Inc. (a)	26,011,443	32,937,856
821,350	Graphic Packaging Holding Company	9,160,644	10,275,088
22,500	Monsanto Company (a)	2,354,625	2,436,975
		489,786,325	698,517,557
Total U.S. Common Stocks		1,768,308,982	2,185,112,871

International Common Stocks — 4.86%

Bermuda 1.92%
1,540,412	Axalta Coating Systems Limited (b)	42,078,941	44,671,948

Canada 1.71%
5,640,531	BlackBerry Limited (b)	40,420,767	39,822,149

Singapore 1.23%
1,829,415	Flex Limited (a)(b)	23,857,209	28,666,933
Total International Common Stocks		106,356,917	113,161,030
Total Common Stocks		1,874,665,899	2,298,273,901

Investment Company — 1.64%
38,021,650	State Street Institutional U.S. Government Money Market Fund, Premier Class	38,021,650	38,021,650

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2017

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

Call Option Purchased — 0.08%
200	Biogen, Inc.	$200.00	January 2019	$1,943,000
Total Call Option Purchased (Cost: $2,016,948)				1,943,000
Total Investment Portfolio Excluding Options Written — 100.47% (Cost: $1,914,704,497)				2,338,238,551

Covered Call Options Written — (1.17)%
773	Air Products & Chemicals, Inc.	150.00	March 2017	(633,860)
308	Air Products & Chemicals, Inc.	155.00	March 2017	(116,270)
1,957	Albemarle Corporation	85.00	March 2017	(1,849,365)
2,159	Albemarle Corporation	87.50	March 2017	(1,597,660)
704	Albemarle Corporation	90.00	March 2017	(401,280)
352	Albemarle Corporation	92.50	March 2017	(146,080)
1,396	Allegheny Technologies, Inc.	20.00	April 2017	(415,310)
128	Biogen, Inc.	275.00	February 2017	(110,080)
21	Biogen, Inc.	280.00	February 2017	(9,807)
514	Biogen, Inc.	285.00	February 2017	(169,620)
27	Casey’s General Stores, Inc.	120.00	March 2017	(6,817)
30	Casey’s General Stores, Inc.	130.00	May 2017	(4,050)
5,826	CDK Global, Inc.	60.00	February 2017	(1,980,840)
190	Eagle Pharmaceuticals, Inc.	65.00	March 2017	(135,850)
998	Eagle Pharmaceuticals, Inc.	70.00	March 2017	(339,320)
632	Eagle Pharmaceuticals, Inc.	75.00	March 2017	(167,480)
1,568	Flex Limited	14.00	April 2017	(290,080)
2,487	Flex Limited	15.00	April 2017	(256,161)
583	General Dynamics Corporation	165.00	February 2017	(932,800)
500	General Dynamics Corporation	175.00	February 2017	(336,000)
500	General Dynamics Corporation	175.00	March 2017	(386,000)
500	General Dynamics Corporation	180.00	May 2017	(365,000)
647	General Dynamics Corporation	185.00	May 2017	(333,852)
1,525	Halozyme Therapeutics, Inc.	11.00	March 2017	(137,250)
11,992	Halozyme Therapeutics, Inc.	12.00	March 2017	(911,392)
3,838	Halozyme Therapeutics, Inc.	14.00	March 2017	(86,355)
1,910	HP, Inc.	15.00	March 2017	(118,420)
211	Innoviva, Inc.	10.00	March 2017	(20,467)
1,017	International Paper Company	50.00	February 2017	(702,747)
2,420	International Paper Company	52.50	February 2017	(1,047,860)
3,270	International Paper Company	55.00	February 2017	(722,670)
428	International Paper Company	55.00	March 2017	(102,292)
414	International Paper Company	57.50	March 2017	(57,546)
125	Lowe’s Companies, Inc.	70.00	February 2017	(40,750)
751	Marathon Petroleum Corporation	50.00	February 2017	(52,570)
751	Marathon Petroleum Corporation	52.50	February 2017	(18,775)
319	Martin Marietta Materials, Inc.	220.00	February 2017	(427,460)
292	Martin Marietta Materials, Inc.	240.00	March 2017	(159,432)
225	Monsanto Company	105.00	February 2017	(86,063)
394	Packaging Corporation of America	85.00	April 2017	(330,960)
1,698	Packaging Corporation of America	87.50	April 2017	(1,163,130)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2017

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (1.17)% — (continued)
5,000	Packaging Corporation of America	$90.00	April 2017	$(2,525,000)
1,000	Packaging Corporation of America	95.00	July 2017	(450,000)
856	Post Holdings, Inc.	80.00	February 2017	(449,400)
1,589	Post Holdings, Inc.	80.00	March 2017	(969,290)
2,019	Post Holdings, Inc.	85.00	March 2017	(646,080)
97	Seagate Technology PLC	34.00	February 2017	(104,760)
2,355	Seagate Technology PLC	36.00	February 2017	(2,066,513)
483	Seagate Technology PLC	37.00	February 2017	(379,155)
179	Seagate Technology PLC	39.00	February 2017	(104,715)
100	Seagate Technology PLC	45.00	March 2017	(21,100)
1,070	SemGroup Corporation	40.00	February 2017	(99,510)
4,875	SemGroup Corporation	40.00	April 2017	(1,170,000)
1,286	SemGroup Corporation	45.00	April 2017	(109,310)
858	Tyson Foods, Inc.	62.50	February 2017	(184,470)
1,340	Univar, Inc.	25.00	March 2017	(663,300)
240	Yahoo!, Inc.	41.00	February 2017	(75,120)
Total Covered Call Options Written (Premiums Received: $24,795,286)				(27,187,444)
Total Investments — 99.30% (Cost: $1,889,909,211)				2,311,051,107
Other Assets in Excess of Liabilities — 0.70%				16,354,738
Net Assets — 100.00%				$2,327,405,845

(a)   At January 31, 2017, all or a portion of this security was segregated to cover collateral requirement for options.

(b)   Non-income producing security/commodity.

At January 31, 2017, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$488,579,371
Gross unrealized depreciation	(67,437,475)
Net unrealized appreciation	$421,141,896

Abbreviations used in this schedule include:
PLC	—	Public Limited Company

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2017

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
U.S. Common Stocks
Consumer Discretionary	10.14%
Consumer Staples	8.26
Energy	5.12
Financials	1.19
Health Care	17.37
Industrials	13.42
Information Technology	8.38
Materials	30.01
Total U.S. Common Stocks	93.89
International Common Stocks
Information Technology	2.94
Materials	1.92
Total International Common Stocks	4.86
Investment Company	1.64
Call Option Purchased	0.08
Covered Call Options Written	(1.17)
Total Investments	99.30%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2017

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of seven separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing primarily in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle High Yield Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity securities.

Effective at the close of business on Friday, May 9, 2014, the First Eagle Overseas Fund is closed to new investors, subject to certain limited exceptions. Additionally, Class Y on First Eagle Fund of America is closed to new investors, subject to certain limited exceptions. Additional information can be found in the Funds’ prospectus.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”), manages the Funds. Private equity funds managed by The Blackstone Group, LP and Corsair Capital LLC and certain co-investors own a controlling interest in First Eagle Holdings.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a) Investments in Subsidiaries — The First Eagle Global Fund (the “Global Fund”), First Eagle Overseas Fund (the “Overseas Fund”), First Eagle U.S. Value Fund (the “U.S. Value Fund”), and First Eagle Gold Fund (the “Gold Fund”) may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a “Subsidiary” or collectively “ the Subsidiaries”). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary’s assets represent physical gold and silver (First Eagle Gold Fund only) (bullion). Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds’ tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds’ “non-qualifying income” exceeds 10% of the Funds’ gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2017, the First Eagle Global Cayman Fund, Ltd. has $2,889,659,696 in net assets, representing 5.58% of the Global Fund’s net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2017, the First Eagle Overseas Cayman Fund, Ltd. has $670,526,317 in net assets, representing 4.26% of the Overseas Fund’s net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2017, the First Eagle U.S. Value Cayman Fund, Ltd. has $189,335,367 in net assets, representing 8.44% of the U.S. Value Fund’s net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2017, the First Eagle Gold Cayman Fund, Ltd. has $278,581,696 in net assets, representing 22.85% of the Gold Fund’s net assets.

b) Investment valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ, in which case it is valued at its last sale price (or, if available, the NASDAQ Official Closing Price).

All bonds, whether listed on an exchange or traded in the over-counter-market, for which market quotations are readily available, are generally priced at the evaluated bid price. Broker-Dealers or pricing services use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term investments, maturing in sixty days or less, are valued at evaluated bid prices.

Commodities (such as physical metals) are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.), as provided by an independent pricing source.

Forward contracts are valued at the current cost of covering or offsetting such contracts by reference to forward currency rates at the time the NYSE closes (normally 4:00 p.m. E.S.T.), as provided by an independent pricing source.

The 4:00 p.m. E.S.T. exchange rates are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of a Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Certain Funds with non-U.S. holdings have adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The values assigned to a Fund’s foreign holdings therefore may differ on occasion from reported market values. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds as of 4:00 p.m. E.S.T.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds shall be determined in good faith under the supervision and responsibility of the Board. The Board has created a Board Valuation Committee (the “Committee”) to oversee the execution of the valuation and liquidity procedures for the Fund.

It is the policy of the Funds to recognize significant transfers between Levels 1, 2 and 3 and to value those transfers as of the beginning of the period.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of January 31, 2017:

First Eagle Global Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3	TOTAL
Assets:†
International Common Stocks	$19,256,406,852	$556,808,502	$57,680,216	$19,870,895,570
U.S. Common Stocks	17,615,204,839	682,387	—	17,615,887,226
Investment Company	111,892	—	—	111,892
Commodity*	3,258,962,208	—	—	3,258,962,208
Government Obligation	—	250,086,500	—	250,086,500
U.S. Corporate Bond	—	5,050,141	—	5,050,141
International Corporate Notes and Bonds	—	13,296,099	22,669,495	35,965,594
International Government Bonds	—	643,030,534	—	643,030,534
International Commercial Paper	—	3,529,551,884	—	3,529,551,884
U.S. Commercial Paper	—	6,463,835,704	—	6,463,835,704
Foreign Currency Contracts**	—	77,456,398	—	77,456,398
Total	$40,130,685,791	$11,539,798,149	$80,349,711	$51,750,833,651

Liabilities:
Foreign Currency Contracts**	$—	$5,806,645	$—	$5,806,645
Total	$—	$5,806,645	$—	$5,806,645

(a)

Transfers into/out of Level 2 represent value as of the beginning of the period. International common stocks valued at $518,464,152 were transferred from Level 1 to Level 2 during the three-month period ended January 31, 2017. At October 31, 2016, these securities were valued using quoted market prices in active markets; at January 31, 2017, these securities were valued based on fair value adjustment factors. There was no security transfer activity from Level 2 to Level 1 as of the three-month period ended January 31, 2017.

†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the period ended January 31, 2017 was as follows:

		INTERNATIONAL
	INTERNATIONAL	CORPORATE
	COMMON	NOTES AND	TOTAL
	STOCKS	BONDS	VALUE
Beginning Balance - market value	$72,479,724	$29,639,257	$102,118,981
Purchases	—	—	—

Sales	—	(6,290,099)	(6,290,099)
Transfer In - Level 3	—	—	—
Transfer Out - Level 3	—	—	—
Accrued Amortization	—	—	—

Realized Gains (Losses)	—	(947,975)	(947,975)
Change in Unrealized Appreciation (Depreciation)	(14,799,508)	268,312	(14,531,196)
Ending Balance - market value	$57,680,216	$22,669,495	$80,349,711
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(14,799,508)	$268,312	$(14,531,196)

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at January 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
International Common Stocks	$11,693,526	Comparable Security	Market Discount	30% (30%)
	$45,986,690	Market Comparable Companies	Enterprise Value Multiple	0.85x - 13.29x (5.2x)
	$57,680,216
International Corporate Notes and Bonds	$22,669,495	Market Comparable Companies	Enterprise Value Multiple	0.85x - 13.29x (5.2x)
Total	$80,349,711

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in market discount may decrease (increase) the fair value measurement.

First Eagle Overseas Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3		TOTAL
Assets:†
International Common Stocks	$10,423,749,457	$589,880,263	$83,788,639		$11,097,418,359
U.S. Common Stock	39,798,075	—	—		39,798,075
International Preferred Stock	5,543,732	—	—		5,543,732
Investment Company	45,207	—	—		45,207
Right	—	—	—	^	—	^
Commodity*	912,334,500	—	—		912,334,500
Bank Loans	—	—	1,803,509		1,803,509
Government Obligation	—	10,003,460	—		10,003,460
International Corporate Notes and Bonds	—	—	15,112,997		15,112,997
International Government Bonds	—	341,160,846	21,499,685	(b)	362,660,531
International Commercial Paper	—	1,481,744,047	—		1,481,744,047
U.S. Commercial Paper	—	1,738,658,191	—		1,738,658,191
Foreign Currency Contracts**	—	40,094,246	—		40,094,246
Total	$11,381,470,971	$4,201,541,053	$122,204,830		$15,705,216,854

Liabilities:
Foreign Currency Contracts**	$—	$3,596,185	$—		$3,596,185
Total	$—	$3,596,185	$—		$3,596,185

(a)

Transfers into/out of Level 2 represent value as of the beginning of the period. International common stocks valued at $540,699,644 were transferred from Level 1 to Level 2 during the three-month period ended January 31, 2017. At October 31, 2016, these securities were valued using quoted market prices in active markets; at January 31, 2017, these securities were valued based on fair value adjustment factors. There was no security transfer activity from Level 2 to Level 1 as of the three-month period ended January 31, 2017.

(b)

These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note (b).

†	See Consolidated Schedule of Investments for additional detailed categorizations.
^	Fair value represents zero.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the period ended January 31, 2017 was as follows:

					INTERNATIONAL
	INTERNATIONAL				CORPORATE	INTERNATIONAL
	COMMON			BANK	NOTES AND	GOVERNMENT	TOTAL
	STOCKS	RIGHT		LOANS	BONDS	BOND	VALUE
Beginning Balance - market value	$96,722,155	$—	^	$1,988,655	$19,759,505	$20,891,605	$139,361,920
Purchases	105			—	—	—	105
Sales	—	—		—	(4,193,399)	—	(4,193,399)
Transfer In - Level 3	—	—		—	—	—	—
Transfer Out - Level 3	—	—		—	—	—	—
Accrued Amortization	—	—		—	—	(42,613)	(42,613)
Realized Gains (Losses)	—	—		(5,975)	(631,804)	—	(631,804)
Change in Unrealized Appreciation (Depreciation)	(12,933,621)	—		(179,171)	178,695	650,693	(12,289,379)
Ending Balance - market value	$83,788,639	$—	^	$1,803,509	$15,112,997	$21,499,685	$122,204,830
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(12,933,621)	$—		$(179,171)	$178,695	$650,693	$(12,283,404)

^   Fair value represents zero.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at January 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
International Common Stocks	$14,252,973	Comparable Security	Market Discount	30% (30%)
	$662,847	Anticipated Redemption In-Kind Distribution	Fair Value to be Received	34.00 zł (34.00 zł)	*
	$24,443,618	Market Comparable Companies	Enterprise Value Multiple	0.72x - 7.62x (2.5x)
	$44,429,201	Market Comparable Companies	Enterprise Value Multiple	0.85x - 13.29x (5.2x)
	$83,788,639
Bank Loans	$1,803,509	Anticipated Redemption In-Kind Distribution	Fair Value to be Received	34.00 zł (34.00 zł)
International Corporate Notes and Bonds	$15,112,997	Market Comparable Companies	Enterprise Value Multiple	0.85x - 13.29x (5.2x)
Total	$100,705,145

* zf represents Polish Zloty (PLN).

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in market discount may decrease (increase) the fair value measurement. Significant increases (decreases) in liquidity discount may decrease (increase) the fair value measurement.

First Eagle U.S. Value Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:†
U.S. Common Stocks	$1,480,479,763	$—	$—	$1,480,479,763
International Common Stocks	154,095,558	—	—	154,095,558
Investment Company	21,528	—	—	21,528
Commodity*	189,340,229	—	—	189,340,229
U.S. Corporate Bonds	—	24,296,645	—	24,296,645
U.S. Treasury Bills	—	109,934,890	—	109,934,890
International Commercial Paper	—	91,888,170	—	91,888,170
U.S. Commercial Paper	—	207,943,285	—	207,943,285
Total	$1,823,937,078	$434,062,990	$—	$2,258,000,068

†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion. For the three-month period ended January 31, 2017, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

First Eagle Gold Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3		TOTAL
Assets:†
International Common Stocks	$700,880,402	$—	$—		$700,880,402
U.S. Common Stocks	164,256,607	—	—		164,256,607
Investment Company	25,894	—	—		25,894
Warrant	98,020	—	—		98,020
Commodities*	278,610,086	—	—		278,610,086
International Convertible Bonds	—	—	16,765,875	(b)	16,765,875
International Commercial Paper	—	41,547,925	—		41,547,925
U.S. Commercial Paper	—	15,525,592	—		15,525,592
Total	$1,143,871,009	$57,073,517	$16,765,875		$1,217,710,401

(a)

Transfers into/out of Level 2 represent value as of the beginning of the period. An international convertible bond valued at $2,014,500 was transferred from Level 2 to Level 3 during the three-month period ended January 31, 2017. At October 31, 2016, this security was valued using brokers and pricing services; at January 31, 2017, this security was valued using other significant unobservable inputs. There was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1 as of the three-month period ended January 31, 2017.

(b)	Represents international convertible bonds that are fair valued using comparable securities from the same issuers that are publicly traded.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold and silver bullion.

Fair Value Level 3 activity for the period ended January 31, 2017 was as follows:

INTERNATIONAL
CONVERTIBLE BONDS
Beginning Balance - market value	$15,412,500
Purchases	—
Sales	—
Transfer In - Level 3	2,014,500
Transfer Out - Level 3	—
Accrued Amortization	20,336
Realized Gains (Losses)	—

Change in Unrealized Appreciation (Depreciation)	(681,461)
Ending Balance - market value	$16,765,875

Change in unrealized gains or (losses) relating to assets still held at reporting date	$(681,461)

First Eagle Global Income Builder Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3		TOTAL
Assets:†
International Common Stocks	$407,478,471	$39,715,991	$1,280,000	(b)	$448,474,462
U.S. Common Stocks	191,997,194	—	—		191,997,194
U.S. Preferred Stocks	1,755,564	—	—		1,755,564
Investment Company	30,488	—	—		30,488
Commodity*	31,348,228	—	—		31,348,228
U.S. Corporate Bonds	—	299,204,672	—		299,204,672
International Corporate Bonds	—	84,660,531	—		84,660,531
International Government Bonds	—	22,466,936	—		22,466,936
Bank Loans	—	—	24,021,305	(c)	24,021,305
U.S. Treasury Bills	—	29,971,860	—		29,971,860
International Commercial Paper	—	68,176,236	—		68,176,236
U.S. Commercial Paper	—	25,475,331	—		25,475,331
Foreign Currency Contracts**	—	781,257	—		781,257
Total	$632,609,945	$570,452,814	$25,301,305		$1,228,364,064

Liabilities:
Foreign Currency Contracts**	$—	$337,909	$—		$337,909
Total	$—	$337,909	$—		$337,909

(a)

Transfers into/out of Level 2 represent value as of the beginning of the period. A bank loan valued at $6,311,667 was transferred from Level 2 to Level 3 during the three-month period ended January 31, 2017. At October 31, 2016, this security was valued by brokers and pricing services; at January 31, 2017, this security was valued using other significant unobservable inputs. International common Stocks valued at $37,255,189 were transferred from Level 1 to Level 2 during the three-month period ended January 31, 2017. At October 31, 2016, these securities were valued using quoted market prices in active markets; at January 31, 2017, these securities were valued based on fair value adjustment factors. There was no security transfer activity from Level 2 to Level 1 as of the three-month period ended January 31, 2017.

(b)	Represents an international common stock that is fair valued using a comparable security from the same issuer that is publicly traded.
(c)

These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note (b).

†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the period ended January 31, 2017 was as follows:

	INTERNATIONAL	BANK	TOTAL
	COMMON STOCK	LOANS	VALUE
Beginning Balance - market value	$1,104,000	$15,742,586	$16,846,586
Purchases	—	—	—
Sales	—	(374,416)	(374,416)
Transfer In - Level 3	—	6,311,667	6,311,667
Transfer Out - Level 3	—	—	—
Accrued Amortization	—	12,624	12,624
Realized Gains (Losses)	—	1,201	1,201
Change in Unrealized Appreciation (Depreciation)	176,000	2,327,643	2,503,643
Ending Balance - market value	$1,280,000	$24,021,305	$25,301,305

Change in unrealized gains or (losses) relating to assets still held at reporting date	$176,000	$2,327,643	$2,503,643

First Eagle High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3		TOTAL
Assets:†
U.S. Common Stock	$—	$78,791	$—		$78,791
U.S. Corporate Bonds	—	343,331,227	2,825,565	(b)	346,156,792
International Corporate Bonds	—	93,819,312	—		93,819,312
International Government Bond	—	2,691,901	—		2,691,901
Bank Loans	—	11,617,170	41,685,457	(b)	53,302,627
International Commercial Paper	—	45,317,827	—		45,317,827
U.S. Commercial Paper	—	16,933,556	—		16,933,556
Investment Company	20,021	—	—		20,021
Total	$20,021	$513,789,784	$44,511,022		$558,320,827

(a)

Transfers into/out of Level 2 represent value as of the beginning of the period. Bank loans valued at $15,080,261 were transferred from Level 2 to Level 3 during the three-month period ended January 31, 2017. At October 31, 2016, these securities were valued using brokers and pricing services; at January 31, 2017, these securities were valued using other significant unobservable inputs. A U.S. Corporate Bond valued at $3,763,038 was transferred from Level 2 to Level 3 during the three-month period ended January 31, 2017. At October 31, 2016, this security was valued using brokers and pricing services; at January 31, 2017, this security was valued using other significant unobservable inputs. There was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1 as of the three-month period ended January 31, 2017.

(b)

These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note (b).

†	See Schedule of Investments for additional detailed categorizations.

Fair Value Level 3 activity for the period ended January 31, 2017 was as follows:

	U.S. CORPORATE	BANK	TOTAL
	BONDS	LOANS	VALUE
Beginning Balance - market value	$—	$23,173,146	$23,173,146
Purchases	—	5,603,010	5,603,010
Sales	(1,115,000)	(5,052,489)	(6,167,489)
Transfer In - Level 3	3,763,038	15,080,261	18,843,299
Transfer Out - Level 3	—	—	—
Accrued Amortization	44,476	76,600	121,076
Realized Gains (Losses)	796,333	337	796,670
Change in Unrealized Appreciation (Depreciation)	(663,282)	2,804,592	2,141,310
Ending Balance - market value	$2,825,565	$41,685,457	$44,511,022

Change in unrealized gains or (losses) relating to assets still held at reporting date	$(663,282)	$2,819,339	$2,156,057

First Eagle Fund of America

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:†
U.S. Common Stocks	$2,185,112,871	$—	$—	$2,185,112,871
International Common Stocks	113,161,030	—	—	113,161,030
Investment Company	38,021,650	—	—	38,021,650
Call Option Purchased	1,943,000	—	—	1,943,000
Total	$2,338,238,551	$—	$—	$2,338,238,551

Liabilities:
Covered Call Options Written	$27,187,444	$—	$—	$27,187,444
Total	$27,187,444	$—	$—	$27,187,444

†	See Schedule of Investments for additional detailed categorizations.
*	For the three-month period ended January 31, 2017, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

The significant unobservable inputs used in the fair value measurement of the Funds’ investments are disclosed after each table, if applicable. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Forward currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward currency contracts. The First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Global Income Builder Fund and First Eagle High Yield Fund enter into foreign exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after each Fund’s portfolio. For the period ended January 31, 2017, the average monthly principal amount outstanding for forward currency contracts totaled $2,061,778,478, $1,108,069,886, $38,968,408, and $4,467,834 for First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Global Income Builder Fund and First Eagle High Yield Fund, respectively.

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Collateral received by the Funds is held in a segregated account at the Funds’ custodian bank. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.   The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At January 31, 2017, the Funds had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN APPRECIATION (DEPRECIATION)
Foreign Currency	$77,456,398	$5,806,645	$92,339,825	$22,239,995

First Eagle Overseas Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN APPRECIATION (DEPRECIATION)
Foreign Currency	$40,094,246	$3,596,185	$48,760,835	$10,425,312

First Eagle Global Income Builder Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN APPRECIATION (DEPRECIATION)
Foreign Currency	$781,257	$337,909	$1,488,688	$(458,440)

First Eagle High Yield Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED LOSS	CHANGE IN APPRECIATION (DEPRECIATION)
Foreign Currency	$—	$—	$(2,579)	$2,579

The following tables present each Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each Fund as of January 31, 2017:

First Eagle Global Fund

COUNTERPARTY	GROSS AMOUNTS OF ASSETS	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL RECEIVED(1)	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$40,546,827	$—	$—	$40,546,827
Goldman Sachs Capital Markets LP	21,345,828	(1,545,283)	(19,800,545)	—
JPMorgan Chase Bank N.A.	14,237,837	—	—	14,237,837
UBS AG	1,325,906	(805,077)	—	520,829
	$77,456,398	$(2,350,360)	$(19,800,545)	$55,305,493

COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Goldman Sachs Capital Markets LP	$1,545,283	$(1,545,283)	$—	$—
HSBC Bank USA	3,456,285	—	—	3,456,285
UBS AG	805,077	(805,077)	—	—
	$5,806,645	$(2,350,360)	$—	$3,456,285

First Eagle Overseas Fund

COUNTERPARTY	GROSS AMOUNTS OF ASSETS	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL RECEIVED(1)	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$20,800,508	$—	$—	$20,800,508
Goldman Sachs Capital Markets LP	11,232,443	(881,544)	(10,350,899)	—
JPMorgan Chase Bank N.A.	7,362,943	—	—	7,362,943
UBS AG	698,352	(533,912)	—	164,440
	$40,094,246	$(1,415,456)	$(10,350,899)	$28,327,891

COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Goldman Sachs Capital Markets LP	$881,544	$(881,544)	$—	$—
HSBC Bank USA	2,180,729	—	—	2,180,729
UBS AG	533,912	(533,912)	—	—
	$3,596,185	$(1,415,456)	$—	$2,180,729

First Eagle Global Income Builder Fund

COUNTERPARTY	GROSS AMOUNTS OF ASSETS	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL RECEIVED(1)	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$440,688	$—	$—	$440,688
Goldman Sachs Capital Markets LP	194,952	(130,903)	(64,049)	—
JPMorgan Chase Bank N.A.	135,921	—	—	135,921
UBS AG	9,696	(9,696)	—	—
	$781,257	$(140,599)	$(64,049)	$576,609

COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Goldman Sachs Capital Markets LP	$130,903	$(130,903)	$—	$—
HSBC Bank USA	152,298	—	—	152,298
UBS AG	54,708	(9,696)	—	45,012
	$337,909	$(140,599)	$—	$197,310

(1)	In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, First Eagle Global Fund, First Eagle U.S. Value Fund, First Eagle Global Income Builder Fund and First Eagle Fund of America may write covered call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation/depreciation is recorded. If there is no sale on such day, the mean between the last bid and asked prices is used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The Funds may be required to segregate or earmark assets to cover its obligations under option contracts. In general, a call option is covered if the Funds hold, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by the Funds in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Funds, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by the Funds. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

For the period ended January 31, 2017, First Eagle Fund of America had the following options transactions.

First Eagle Fund of America

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Options outstanding at October 31, 2016	70,750	$23,236,759
Options written	134,926	42,171,509
Options assigned	(7,950)	(2,289,011)
Options expired/closed	(119,999)	(38,323,971)
Options outstanding at January 31, 2017	77,727	$24,795,286

PURCHASED OPTIONS	NUMBER OF CONTRACTS	COST
Options outstanding at October 31, 2016	0	$0
Options purchased	200	2,016,948
Options outstanding at January 31, 2017	200	$2,016,948

As of January 31, 2017, portfolio securities valued at $41,060,659 were earmarked to cover collateral requirements for written options.

For the period ended January 31, 2017 for First Eagle Fund of America, the average monthly outstanding contract amount for written options and purchased options totaled 69,588 and 67, respectively.

At January 31, 2017, First Eagle Fund of America had the following options grouped into appropriate risk categories illustrated below:

First Eagle Fund of America

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED LOSS	CHANGE IN APPRECIATION (DEPRECIATION)
Equity - Written options	$—	$27,187,444	$(4,585,162)	$(9,323,344)
Equity - Purchased option	1,943,000	—	—	(73,948)

Item 2. Controls and Procedures.

a)             The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a))are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds

By	/s/ John P. Arnhold

John P. Arnhold, President

Date: March 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John P. Arnhold
John P. Arnhold, Principal Executive Officer		Date: March 28, 2017

/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer		Date: March 28, 2017